UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04474

Name of Registrant: Vanguard California Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: August 31, 2012

Item 1: Schedule of Investments

Vanguard California Tax-Exempt Money Market Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
California (100.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Francis Parker School
Project) VRDO	0.160%	9/7/12 LOC	16,880	16,880
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Institute for Defense
Analyses) VRDO	0.150%	9/7/12 LOC	11,945	11,945
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Lakeside Village
Apartments) VRDO	0.150%	9/7/12 LOC	55,000	55,000
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Marin Country Day
School) VRDO	0.140%	9/7/12 LOC	22,175	22,175
Anaheim CA Housing Finance Agency Home
Mortgage Revenue VRDO	0.190%	9/7/12 LOC	5,485	5,485
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB PUT	0.300%	1/23/13	9,865	9,865
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.180%	9/7/12	43,340	43,340
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.240%	9/7/12	5,000	5,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.150%	9/7/12 LOC	10,000	10,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.160%	9/7/12 LOC	8,000	8,000
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.160%	9/7/12 LOC	87,500	87,500
1 California Department of Water Resources
Water System Revenue (Central Valley
Project) TOB VRDO	0.170%	9/7/12	4,100	4,100
California Educational Facilities Authority
Revenue (California Institute of Technology)
VRDO	0.140%	9/7/12	55,800	55,800
California Educational Facilities Authority
Revenue (Stanford Hospital) CP	0.180%	1/15/13	12,050	12,050
1 California Educational Facilities Authority
Revenue (Stanford Hospital) TOB VRDO	0.170%	9/7/12	5,800	5,800
California Educational Facilities Authority
Revenue (Stanford University) CP	0.170%	9/21/12	35,282	35,282
California Educational Facilities Authority
Revenue (Stanford University) CP	0.210%	5/3/13	40,000	40,000
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.270%	11/8/12	37,185	37,185
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.170%	9/7/12	4,450	4,450
1 California Educational Facilities Authority
Revenue (Stanford University) TOB VRDO	0.170%	9/7/12	7,645	7,645

1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB PUT	0.260%	5/9/13	15,035	15,035
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.180%	9/7/12	4,135	4,135
1	California GO TOB VRDO	0.210%	9/4/12	25,000	25,000
	California GO VRDO	0.120%	9/4/12 LOC	6,525	6,525
	California GO VRDO	0.150%	9/4/12 LOC	5,955	5,955
	California GO VRDO	0.170%	9/4/12 LOC	3,830	3,830
	California GO VRDO	0.150%	9/7/12 LOC	6,000	6,000
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) VRDO	0.160%	9/7/12 LOC	6,725	6,725
	California Health Facilities Financing Authority
	Revenue (Catholic Healthcare West) VRDO	0.160%	9/7/12 LOC	2,800	2,800
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.170%	9/7/12 LOC	21,700	21,700
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.170%	9/7/12 LOC	16,000	16,000
	California Health Facilities Financing Authority
	Revenue (Children's Hospital of Orange
	County) VRDO	0.170%	9/7/12 LOC	29,000	29,000
[1,2] California Health Facilities Financing Authority
	Revenue (Kaiser Foundation Hospitals) TOB
	PUT	0.210%	9/4/12 LOC	35,000	35,000
	California Health Facilities Financing Authority
	Revenue (Memorial Health Services) VRDO	0.170%	9/7/12	64,400	64,400
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.110%	9/7/12 LOC	4,200	4,200
	California Health Facilities Financing Authority
	Revenue (Scripps Health) VRDO	0.120%	9/7/12 LOC	12,715	12,715
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.150%	9/7/12	12,210	12,210
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.170%	9/7/12	6,700	6,700
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.150%	9/7/12 LOC	22,200	22,200
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.150%	9/7/12 LOC	33,260	33,260
	California Housing Finance Agency Home
	Mortgage Revenue VRDO	0.200%	9/7/12 LOC	10,700	10,700
	California Housing Finance Agency Multifamily
	Housing Revenue VRDO	0.170%	9/7/12 LOC	8,400	8,400
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Motion Picture Arts & Sciences Obligated
	Group) VRDO	0.150%	9/7/12 LOC	35,000	35,000
	California Infrastructure & Economic
	Development Bank Revenue (Academy of
	Sciences) VRDO	0.150%	9/4/12 LOC	10,325	10,325
	California Infrastructure & Economic
	Development Bank Revenue (American
	National Red Cross) VRDO	0.150%	9/7/12 LOC	8,175	8,175

1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.190%	9/4/12 (ETM)	37,185	37,185
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.170%	9/7/12 LOC	22,800	22,800
California Infrastructure & Economic
Development Bank Revenue (Prinsco Inc.
Project) VRDO	0.380%	9/7/12 LOC	6,200	6,200
California Municipal Finance Authority Revenue
(Notre Dame High School, San Jose) VRDO	0.240%	9/7/12 LOC	5,425	5,425
California Pollution Control Financing Authority
Revenue (Pacific Gas & Electric Co.) VRDO	0.210%	9/4/12 LOC	47,050	47,050
1 California Public Works Board Lease Revenue
(University of California) TOB VRDO	0.200%	9/7/12	6,655	6,655
California RAN	2.500%	6/20/13	58,000	58,957
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.170%	9/7/12	103,245	103,245
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Canyon Springs Apartments Project) VRDO	0.320%	9/7/12 LOC	10,105	10,105
California Statewide Communities Development
Authority Multifamily Housing Revenue (Knolls
Apartments) VRDO	0.150%	9/7/12 LOC	12,715	12,715
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Ridgeway Apartments) VRDO	0.150%	9/7/12 LOC	8,545	8,545
California Statewide Communities Development
Authority Multifamily Housing Revenue
(Village Green Apartments) VRDO	0.160%	9/7/12 LOC	5,800	5,800
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.170%	9/7/12 LOC	12,750	12,750
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.160%	9/7/12	13,700	13,700
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego) VRDO	0.170%	9/7/12 LOC	25,000	25,000
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.170%	9/7/12	16,458	16,458
1 California Statewide Communities Development
Authority Revenue (Trinity Health) TOB VRDO	0.170%	9/7/12	2,175	2,175
Calleguas-Las Virgenes CA Public Financing
Authority Revenue (Municipal Water District
Project) VRDO	0.150%	9/7/12 LOC	5,000	5,000
1 Central Basin Municipal Water District California
COP TOB VRDO	0.240%	9/7/12 (4)	7,500	7,500
1 Cerritos CA Community College District GO
TOB VRDO	0.180%	9/7/12	7,845	7,845
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.170%	9/7/12	6,000	6,000
1 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.280%	9/7/12	8,725	8,725
Chula Vista CA Multifamily Housing Revenue
(Teresina Apartments) VRDO	0.150%	9/7/12 LOC	18,970	18,970

1 Contra Costa CA Community College District
GO TOB VRDO	0.270%	9/7/12	5,200	5,200
1 Contra Costa CA Transportation Authority Sales
Tax Revenue TOB VRDO	0.170%	9/7/12	20,000	20,000
Contra Costa County CA Multifamily Housing
Revenue (Park Regency) VRDO	0.150%	9/7/12 LOC	47,200	47,200
1 Desert CA Community College District GO TOB
VRDO	0.170%	9/7/12	11,000	11,000
2 East Bay CA Municipal Utility District Waste
Water System Revenue PUT	0.170%	2/1/13	23,435	23,435
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.260%	9/12/12	20,000	20,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.260%	9/18/12	1,500	1,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	10/15/12	20,000	20,000
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	10/15/12	20,800	20,800
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	11/1/12	16,600	16,600
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.250%	11/1/12	13,500	13,500
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.240%	11/5/12	26,300	26,300
East Bay CA Municipal Utility District Water
System Revenue (Extendible) CP	0.230%	11/7/12	12,200	12,200
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.170%	12/3/12	44,800	44,800
2 East Bay CA Municipal Utility District Water
System Revenue PUT	0.180%	3/1/13	49,200	49,200
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.150%	9/7/12	4,300	4,300
1 Eastern California Municipal Water District
Water & Sewer COP TOB VRDO	0.180%	9/7/12	1,590	1,590
2 Eastern Municipal Water District CA Water &
Sewer Revenue PUT	0.190%	7/19/13	14,000	14,000
Escondido CA Community Development
(Escondido Promenade Project) COP VRDO	0.220%	9/7/12 LOC	9,400	9,400
Escondido CA Community Development
Multifamily Revenue (Heritage Park
Apartments) VRDO	0.190%	9/7/12 LOC	4,250	4,250
Freemont CA Union High School District TRAN	1.500%	6/28/13	10,500	10,608
Fremont CA COP VRDO	0.140%	9/7/12 LOC	5,000	5,000
Fremont CA COP VRDO	0.150%	9/7/12 LOC	8,945	8,945
1 Fresno CA Unified School District Revenue TOB
VRDO	0.170%	9/7/12	8,960	8,960
Garden Grove CA Housing Authority Multifamily
Housing Revenue (Valley View Senior Villas
Project) VRDO	0.170%	9/7/12 LOC	9,100	9,100
1 Grossmont CA Healthcare District Revenue
TOB VRDO	0.170%	9/7/12	8,600	8,600
Irvine CA Assessment District No. 89-10
Improvement Revenue (Northwest Irvine)
VRDO	0.190%	9/4/12 LOC	4,916	4,916
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.190%	9/4/12 LOC	11,604	11,604

Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.190%	9/4/12 LOC	1,800	1,800
2 Irvine CA Ranch Water District Revenue PUT	0.160%	3/1/13	10,000	10,000
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.190%	9/4/12 LOC	32,800	32,800
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.190%	9/4/12 LOC	15,385	15,385
Kern County CA TRAN	2.500%	6/28/13	25,000	25,467
Livermore CA COP VRDO	0.150%	9/7/12 LOC	13,990	13,990
Livermore CA Redevelopment Agency Multi-
Family Housing Revenue (Richards Manor)
VRDO	0.190%	9/7/12 LOC	4,770	4,770
1 Long Beach CA Harbor Revenue TOB VRDO	0.350%	9/7/12	15,740	15,740
Los Altos CA Union High School District TRAN	1.500%	6/28/13	5,500	5,557
1 Los Angeles CA Community College District GO
TOB VRDO	0.150%	9/7/12	3,500	3,500
1 Los Angeles CA Community College District GO
TOB VRDO	0.200%	9/7/12	9,575	9,575
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Academy Village Apartments) VRDO	0.150%	9/7/12 LOC	3,300	3,300
Los Angeles CA Community Redevelopment
Agency Multifamily Housing Revenue
(Hollywood & Vine Apartments) VRDO	0.150%	9/7/12 LOC	19,200	19,200
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.150%	9/7/12	8,750	8,750
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.170%	9/7/12	6,000	6,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.180%	9/7/12	5,000	5,000
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.230%	9/7/12	7,975	7,975
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.230%	9/7/12	18,880	18,880
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	2,075	2,075
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	500	500
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	2,075	2,075
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.170%	9/7/12 LOC	10,255	10,255
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.180%	9/7/12	7,495	7,495
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.200%	9/7/12	5,450	5,450
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.200%	9/7/12	4,360	4,360
Los Angeles CA Department of Water & Power
Revenue VRDO	0.140%	9/4/12	4,800	4,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.150%	9/4/12	20,000	20,000
Los Angeles CA Department of Water & Power
Revenue VRDO	0.130%	9/7/12	12,750	12,750
Los Angeles CA Department of Water & Power
Revenue VRDO	0.130%	9/7/12	32,400	32,400

	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.130%	9/7/12	21,175	21,175
	Los Angeles CA Department of Water & Power
	Revenue VRDO	0.140%	9/7/12	37,000	37,000
	Los Angeles CA Harbor Department Revenue
	CP	0.190%	10/23/12	20,000	20,000
	Los Angeles CA Harbor Department Revenue
	CP	0.190%	10/24/12	20,000	20,000
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	0.170%	9/7/12	5,395	5,395
1	Los Angeles CA Harbor Department Revenue
	TOB VRDO	0.180%	9/7/12	2,680	2,680
	Los Angeles CA Multifamily Housing Revenue
	(Beverly Park Apartments) VRDO	0.150%	9/7/12 LOC	15,500	15,500
	Los Angeles CA Multifamily Housing Revenue
	(Fountain Park Project) VRDO	0.150%	9/7/12 LOC	40,000	40,000
	Los Angeles CA Multifamily Housing Revenue
	(Queen Portfolio Apartments Project) VRDO	0.200%	9/7/12 LOC	6,895	6,895
	Los Angeles CA Multifamily Housing Revenue
	(San Regis Project) VRDO	0.190%	9/7/12 LOC	23,600	23,600
	Los Angeles CA TRAN	2.000%	2/28/13	101,000	101,898
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.170%	9/7/12	9,060	9,060
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.180%	9/7/12	9,995	9,995
1	Los Angeles CA Unified School District GO TOB
	VRDO	0.180%	9/7/12	6,660	6,660
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.170%	9/7/12	25,000	25,000
1	Los Angeles CA Wastewater System Revenue
	TOB VRDO	0.180%	9/7/12	7,500	7,500
	Los Angeles CA Wastewater System Revenue
	VRDO	0.190%	9/7/12 LOC	1,390	1,390
	Los Angeles County CA Capital Asset Leasing
	Corp. Revenue CP	0.250%	9/12/12 LOC	22,500	22,500
[1,2] Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	TOB PUT	0.210%	12/3/12 LOC	29,800	29,800
1	Los Angeles County CA Metropolitan
	Transportation Authority Sales Tax Revenue
	TOB VRDO	0.190%	9/4/12	4,200	4,200
1	Los Angeles County CA Sanitation Districts
	Financing Authority Capital Projects Revenue
	TOB VRDO	0.170%	9/7/12 LOC	10,465	10,465
	Los Angeles County CA TRAN	2.000%	2/28/13	40,000	40,356
	Los Angeles County CA TRAN	2.000%	3/29/13	22,500	22,733
	Los Angeles County CA TRAN	2.000%	6/28/13	75,000	76,107
1	Los Angeles County CA Unified School District
	GO TOB VRDO	0.180%	9/7/12	5,000	5,000
	Manteca CA Redevelopment Agency Tax
	Allocation Revenue VRDO	0.180%	9/4/12 LOC	22,745	22,745
2	Metropolitan Water District of Southern
	California Revenue PUT	0.170%	6/10/13	18,020	18,020
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.180%	9/7/12	6,435	6,435
1	Metropolitan Water District of Southern
	California Revenue TOB VRDO	0.180%	9/7/12	5,000	5,000

Metropolitan Water District of Southern
California Revenue VRDO	0.160%	9/7/12	26,900	26,900
Mission Viejo CA Community Development
Financing Authority Revenue (Mission Viejo
Mall Improvement) VRDO	0.160%	9/7/12 LOC	22,900	22,900
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.160%	9/7/12 LOC	12,500	12,500
1 Nuveen California Investment Quality Municipal
Fund VRDP VRDO	0.270%	9/7/12 LOC	18,000	18,000
1 Nuveen California Performance Plus Municipal
Fund VRDP VRDO	0.270%	9/7/12 LOC	15,000	15,000
1 Nuveen California Quality Income Municipal
Fund VRDP VRDO	0.270%	9/7/12 LOC	26,000	26,000
Nuveen Insured California AMT-Free Municipal
Income Fund VRDP VRDO	0.270%	9/7/12 LOC	27,000	27,000
1 Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)
TOB VRDO	0.170%	9/7/12 LOC	13,710	13,710
Orange County CA Apartment Development
Revenue VRDO	0.120%	9/7/12 LOC	41,300	41,300
Orange County CA Apartment Development
Revenue VRDO	0.170%	9/7/12 LOC	9,550	9,550
Orange County CA Sanitation District COP
VRDO	2.000%	11/9/12	71,605	71,844
1 Orange County CA Water District Revenue
TOB VRDO	0.210%	9/7/12	9,000	9,000
Otay CA Water District (Capital Project) COP
VRDO	0.160%	9/7/12 LOC	8,010	8,010
1 Peralta CA Community College District Revenue
TOB VRDO	0.170%	9/7/12	15,000	15,000
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.180%	9/4/12 LOC	39,700	39,700
Riverside County CA Industrial Development
Authority Empowerment Zone Facility
Revenue (Guy Evans Inc. Project) VRDO	0.130%	9/7/12 LOC	5,135	5,135
Riverside County CA Public Facility Project COP
VRDO	0.140%	9/7/12 LOC	9,200	9,200
Riverside County CA TRAN	2.000%	3/29/13	31,000	31,323
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.150%	9/7/12	1,100	1,100
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.190%	9/7/12	9,275	9,275
Sacramento CA Municipal Utility District
Revenue VRDO	0.150%	9/7/12 LOC	29,200	29,200
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.180%	9/7/12 LOC	12,300	12,300
Sacramento County CA Multifamily Housing
Revenue (River Pointe Apartments) VRDO	0.180%	9/7/12 LOC	10,200	10,200
Sacramento County CA Sanitation Districts
Financing Authority Revenue VRDO	0.160%	9/7/12 LOC	5,000	5,000
San Bernardino County CA TRAN	2.000%	6/28/13	28,000	28,411
1 San Diego CA Community College District GO
TOB VRDO	0.150%	9/7/12	5,710	5,710
1 San Diego CA Community College District GO
TOB VRDO	0.170%	9/7/12	5,000	5,000

1 San Diego CA Community College District GO
TOB VRDO	0.170%	9/7/12	4,100	4,100
1 San Diego CA Community College District GO
TOB VRDO	0.180%	9/7/12	5,000	5,000
San Diego CA County TRAN	2.000%	6/28/13	13,000	13,192
San Diego CA Housing Authority Multifamily
Housing Revenue (Bay Vista Apartments
Project) VRDO	0.150%	9/7/12 LOC	9,690	9,690
San Diego CA Housing Authority Multifamily
Housing Revenue (Canyon Rim Apartments)
VRDO	0.150%	9/7/12 LOC	32,440	32,440
1 San Diego CA Public Facilities Financing
Authority Sewer Revenue TOB VRDO	0.200%	9/7/12	8,280	8,280
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.180%	9/7/12	7,495	7,495
1 San Diego CA Unified School District GO TOB
PUT	0.260%	5/9/13	27,060	27,060
San Diego CA Unified School District TRAN	2.000%	1/31/13	6,250	6,297
1 San Diego County CA Regional Transportation
Authority Sales Tax Revenue TOB VRDO	0.170%	9/7/12	12,475	12,475
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.170%	9/7/12	8,925	8,925
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.170%	9/7/12	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	9/7/12	9,500	9,500
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	9/7/12	6,840	6,840
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.180%	9/7/12	4,825	4,825
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.240%	9/7/12	9,800	9,800
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.240%	9/7/12	6,100	6,100
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.240%	9/7/12	6,500	6,500
San Diego County CA Water Authority Revenue
CP	0.180%	9/5/12	20,000	20,000
San Diego County CA Water Authority Revenue
CP	0.220%	9/6/12	14,000	14,000
San Diego County CA Water Authority Revenue
CP	0.160%	10/1/12	15,900	15,900
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.180%	9/7/12	12,800	12,800
1 San Francisco CA City & County (Laguna
Honda Hospital) GO TOB VRDO	0.200%	9/7/12	6,700	6,700
San Francisco CA City & County Airport
Commission International Airport Revenue
VRDO	0.170%	9/7/12 LOC	8,000	8,000
San Francisco CA City & County Finance Corp.
Lease Revenue (Moscone Center Expansion)
VRDO	0.160%	9/7/12 LOC	46,145	46,145
San Francisco CA City & County International
Airport Revenue VRDO	0.170%	9/7/12 LOC	5,000	5,000
1 San Francisco CA City & County Public Utilities
Commission Water Revenue TOB VRDO	0.180%	9/7/12	6,900	6,900

San Francisco CA City & County
Redevelopment Agency Multifamily Housing
Revenue (Third & Mission Streets) VRDO	0.150%	9/7/12 LOC	40,000	40,000
San Jose CA Financing Authority Lease
Revenue CP	0.200%	9/13/12 LOC	26,255	26,255
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.180%	9/7/12 (13)	21,360	21,360
San Jose CA Multifamily Housing Revenue
(Cinnabar Commons) VRDO	0.150%	9/7/12 LOC	16,300	16,300
San Jose CA Multifamily Housing Revenue
(Raintree Apartments) VRDO	0.190%	9/7/12 LOC	10,000	10,000
1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.180%	9/7/12	7,310	7,310
1 San Marcos CA Public Facilities Authority Tax
Allocation Revenue TOB VRDO	0.180%	9/4/12 LOC	1,700	1,700
1 San Mateo County CA Community College
District GO TOB VRDO	0.170%	9/7/12	3,200	3,200
1 San Mateo County CA Community College
District GO TOB VRDO	0.180%	9/7/12	4,315	4,315
Santa Barbara County CA TRAN	2.000%	6/28/13	10,000	10,148
1 Sequoia CA Unified School District GO TOB
VRDO	0.180%	9/7/12	5,860	5,860
1 Sonoma County CA Junior College District GO
TOB VRDO	0.170%	9/7/12 LOC	30,585	30,585
1 Sunnyvale CA Wastewater Revenue TOB
VRDO	0.170%	9/7/12	4,220	4,220
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.170%	9/7/12 LOC	5,200	5,200
University of California Regents CP	0.170%	10/3/12	24,000	24,000
University of California Regents CP	0.170%	10/4/12	10,000	10,000
University of California Revenue	5.000%	5/15/13 (ETM)	315	326
University of California Revenue	5.000%	5/15/13	5,145	5,319
1 University of California Revenue TOB VRDO	0.190%	9/4/12	5,100	5,100
1 University of California Revenue TOB VRDO	0.190%	9/4/12	1,900	1,900
1 University of California Revenue TOB VRDO	0.150%	9/7/12	10,875	10,875
1 University of California Revenue TOB VRDO	0.170%	9/7/12	15,195	15,195
1 University of California Revenue TOB VRDO	0.180%	9/7/12	3,470	3,470
1 University of California Revenue TOB VRDO	0.180%	9/7/12	6,000	6,000
1 University of California Revenue TOB VRDO	0.180%	9/7/12	3,495	3,495
1 University of California Revenue TOB VRDO	0.180%	9/7/12	1,890	1,890
1 University of California Revenue TOB VRDO	0.200%	9/7/12	7,300	7,300
1 University of California Revenue TOB VRDO	0.200%	9/7/12	6,655	6,655
1 University of California Revenue TOB VRDO	0.240%	9/7/12	9,579	9,579
Ventura CA Public Financing Authority Lease
Revenue CP	0.190%	11/8/12 LOC	9,600	9,600
Western Municipal Water District Facilities
Authority California Water Revenue VRDO	0.160%	9/7/12 LOC	19,275	19,275
Westlands CA Water District COP VRDO	0.140%	9/7/12 LOC	25,700	25,700
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.140%	9/7/12 LOC	4,900	4,900
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.160%	9/7/12 LOC	9,200	9,200
				3,886,827

Puerto Rico (0.2%)
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.180%	9/7/12	7,325	7,325

Total Tax-Exempt Municipal Bonds (Cost $3,894,152)				3,894,152
Other Assets and Liabilities-Net (-0.7%)				(27,967)
Net Assets (100%)				3,866,185

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $1,012,907,000, representing 26.2% of net assets.
2 Adjustable-rate security.

California Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

California Tax-Exempt Money Market Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2012, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard California Long-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
California (99.5%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.270%	9/4/12 LOC	2,540	2,540
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.160%	9/7/12 LOC	2,600	2,600
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/21	500	550
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/23	650	748
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	30,375	10,993
Alameda County CA Unified School District GO	0.000%	8/1/24 (4)	3,510	2,171
Alameda County CA Unified School District GO	0.000%	8/1/29 (4)	5,000	2,286
Anaheim CA Public Financing Authority
Revenue (Distribution System)	5.000%	10/1/21 (14)	3,390	3,528
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	4,750	5,105
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	1,500	1,690
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/34	5,000	5,671
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/39	15,050	16,941
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/42	5,000	5,531
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.625%	4/1/44	10,000	11,538
Cabrillo CA Community College District
Revenue	0.000%	5/1/26 (2)	9,000	4,760
California County CA Tobacco Securitization
Agency Revenue	5.450%	6/1/28	7,500	6,771
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	8,000	9,741
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	9,500	11,847
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	10,000	12,471
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,176
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	30,000	35,593
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/25	8,810	10,522
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	1,395	1,699

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/35	4,000	4,761
California Economic Recovery Bonds GO	5.000%	7/1/18	12,000	14,645
California Economic Recovery Bonds GO	5.000%	7/1/19	6,000	7,418
California Economic Recovery Bonds GO	5.000%	7/1/20	19,855	24,143
California Economic Recovery Bonds GO	5.250%	7/1/21	16,985	20,651
California Economic Recovery Bonds GO	5.000%	7/1/22	5,000	5,758
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	10/1/39	7,730	8,847
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	3,000	3,407
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/19	1,615	1,893
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	5.750%	6/1/25	2,000	2,003
California Educational Facilities Authority
Revenue (Pepperdine College)	5.000%	9/1/33	3,000	3,521
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/34	3,155	1,212
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/35	3,155	1,134
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/36	3,155	1,076
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/37	3,155	1,020
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/39	2,805	818
California Educational Facilities Authority
Revenue (Pomona College)	0.000%	7/1/40	1,580	439
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	5,330	7,072
California Educational Facilities Authority
Revenue (University of San Francisco)	6.125%	10/1/36	1,250	1,531
California Educational Facilities Authority
Revenue (University of Southern California)	4.750%	10/1/37	1,650	1,794
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,445	6,225
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	3,420	4,016
California Educational Facilities Authority
Revenue (University of the Pacific)	5.000%	11/1/25	2,000	2,130
California GO	6.250%	9/1/12 (3)	2,940	2,940
California GO	7.000%	11/1/13 (14)	65	66
California GO	5.250%	10/1/14 (14)	1,955	1,963
California GO	5.000%	11/1/14	22,840	25,027
California GO	5.000%	11/1/15	1,520	1,724
California GO	5.000%	10/1/18	9,000	10,861
California GO	5.000%	3/1/19	1,250	1,503
California GO	6.000%	4/1/19	1,690	2,144
California GO	6.000%	8/1/19 (3)	210	215
California GO	5.000%	10/1/19	10,070	12,223
California GO	5.000%	4/1/20	1,460	1,732
California GO	5.250%	9/1/22	3,000	3,733
California GO	5.000%	11/1/22	1,000	1,161
California GO	5.250%	9/1/23	10,100	12,245
California GO	5.000%	3/1/25	7,000	8,009

California GO	5.125%	2/1/26	15,325	16,141
California GO	5.000%	6/1/26 (14)	20,000	22,597
California GO	5.250%	10/1/27	5,000	5,884
California GO	5.100%	11/1/27	1,475	1,710
California GO	5.000%	9/1/28	10,650	11,747
California GO	5.000%	10/1/29	1,400	1,574
California GO	5.250%	10/1/29	4,700	5,367
California GO	5.250%	3/1/30	10,000	11,494
California GO	4.500%	8/1/30	5,000	5,323
California GO	5.250%	9/1/30	6,000	6,945
California GO	5.750%	4/1/31	15,875	18,725
California GO	5.000%	6/1/32	25,000	27,242
California GO	5.000%	9/1/32	1,045	1,175
California GO	6.000%	3/1/33	7,000	8,607
California GO	5.125%	4/1/33	8,500	9,235
California GO	6.500%	4/1/33	33,000	41,125
California GO	5.000%	6/1/34	7,000	7,343
California GO	5.250%	4/1/35	5,000	5,698
California GO	6.000%	11/1/35	10,000	12,100
California GO	5.250%	3/1/38	13,565	14,729
California GO	6.000%	4/1/38	21,190	24,961
California GO	5.250%	8/1/38	10,000	10,916
California GO	5.500%	11/1/39	3,690	4,212
California GO	6.000%	11/1/39	2,700	3,217
California GO	5.500%	3/1/40	11,500	13,177
California GO	5.250%	11/1/40	11,000	12,440
California GO	5.000%	10/1/41	10,000	10,971
1 California GO TOB VRDO	0.210%	9/4/12	1,000	1,000
California GO VRDO	0.170%	9/7/12 LOC	4,200	4,200
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/33	2,500	2,514
California Health Facilities Financing Authority
Revenue (Casa Colina)	6.125%	4/1/32	10,000	10,015
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	5,000	5,747
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,837
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	5,000	5,893
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,989
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/27	7,000	7,379
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	2,415	2,635
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/39	10,245	11,120
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	2,000	2,166
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/34	2,000	2,133
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.500%	11/1/38	3,000	3,634
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.250%	11/1/41	4,025	4,453

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/51	12,000	12,998
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	2,750	3,276
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/26	5,000	5,894
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/33	2,500	2,837
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.500%	10/1/33	2,000	2,410
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	5.500%	10/1/39	6,500	7,410
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/33	3,520	3,962
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/40	6,000	6,589
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	8,069
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/51	16,675	18,335
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/22	5,000	5,752
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	4,000	4,821
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	11/15/46	20,500	21,706
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.150%	9/7/12 LOC	2,900	2,900
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/31 (14)	4,135	4,233
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.500%	2/1/39	11,000	11,626
California Municipal Finance Authority Revenue
(University of La Verne)	5.250%	6/1/20	2,420	2,724
California Public Works Board Lease Revenue
(Community Colleges)	5.000%	3/1/27 (14)	2,970	3,234
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/15 (2)	3,900	4,262
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/17	6,000	6,655
California Public Works Board Lease Revenue
(Department of Corrections)	6.500%	9/1/17 (2)	22,280	24,590
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/17 (14)	13,835	15,014
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/19 (14)	15,230	16,386
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/25	6,000	7,185
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	8,250	9,797
California Public Works Board Lease Revenue
(Office of Emergency Services)	5.000%	3/1/27 (14)	8,950	9,745

California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/27 (14)	9,045	10,129
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/30	17,000	18,577
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,942
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	5,000	6,146
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,510	3,798
California State University Revenue Systemwide	5.250%	5/1/14 (Prere.)	3,045	3,295
California State University Revenue Systemwide	5.250%	11/1/19 (4)	1,490	1,602
California State University Revenue Systemwide	5.250%	11/1/20 (4)	1,700	1,828
California State University Revenue Systemwide	5.000%	11/1/21 (2)	17,215	19,093
California State University Revenue Systemwide	5.000%	11/1/24	2,000	2,416
California State University Revenue Systemwide	5.750%	11/1/27	4,500	5,335
California State University Revenue Systemwide	5.250%	11/1/34	5,000	5,662
California State University Revenue Systemwide	5.000%	11/1/35 (14)	5,000	5,505
California State University Revenue Systemwide	5.000%	11/1/37	10,000	11,377
California State University Revenue Systemwide	5.250%	11/1/38	3,280	3,700
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.170%	9/7/12	8,585	8,585
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/35	8,000	8,271
California Statewide Communities Development
Authority Health Facility Revenue (Henry
Mayo Newhall Memorial Hospital)	5.000%	10/1/18	5,260	5,270
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	8,500	8,788
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	7,000	7,564
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System)	5.250%	7/1/30	5,000	5,221
California Statewide Communities Development
Authority Revenue (John Muir Health)	5.000%	8/15/34	5,390	5,742
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.500%	11/1/32	16,250	16,350
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	4.750%	4/1/33	4,185	4,396
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	3/1/41	4,925	5,191
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	21,000	22,884
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	10,250	10,881
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	9,000	9,329
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.160%	9/7/12 LOC	4,400	4,400
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,865

California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	12,377
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	2,900	3,172
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/38 (2)	3,490	3,818
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	11/15/38	4,250	4,516
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.170%	9/7/12	4,573	4,573
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	7,500	8,357
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	4.875%	11/15/36	3,730	3,720
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,416
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.000%	5/15/38	13,000	13,223
Cerritos CA Community College District GO	0.000%	8/1/34	3,000	1,012
Cerritos CA Community College District GO	5.000%	8/1/38	7,000	7,904
1 Cerritos CA Community College District GO
TOB VRDO	0.170%	9/7/12	7,500	7,500
Clovis CA Unified School District GO	0.000%	8/1/13 (14)	4,935	4,915
Clovis CA Unified School District GO	0.000%	8/1/15 (14)	2,770	2,688
Clovis CA Unified School District GO	0.000%	8/1/16 (14)	2,865	2,676
1 Desert CA Community College District GO TOB
VRDO	0.170%	9/7/12	2,300	2,300
East Bay CA Municipal Utility District Waste
Water System Revenue	5.000%	6/1/33 (2)	1,350	1,549
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32 (14)	15,765	18,089
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/36	10,000	11,636
East Bay CA Regional Park District Revenue	5.000%	9/1/25	2,000	2,377
East Bay CA Regional Park District Revenue	5.000%	9/1/27	4,070	4,801
East Side CA Union High School District GO	5.000%	8/1/37	5,655	6,260
2 El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,266
2 El Camino CA Community College District GO	0.000%	8/1/34	5,000	1,709
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/27	1,000	1,116
Escondido CA Union High School District GO	0.000%	11/1/20 (14)	4,000	2,930
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/29 (2)	9,450	9,677
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/32 (2)	5,000	5,135
Fontana CA Unified School District GO	5.250%	8/1/31 (4)	6,115	6,546
Foothill-De Anza CA Community College District
GO	0.000%	8/1/17 (14)	3,000	2,762
Foothill-De Anza CA Community College District
GO	0.000%	8/1/22 (14)	3,850	2,769
Foothill-De Anza CA Community College District
GO	0.000%	8/1/23 (14)	3,590	2,429

Foothill-De Anza CA Community College District
GO	0.000%	8/1/25 (14)	2,390	1,463
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,529
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/26	10,000	10,408
Fresno CA Airport Revenue	5.500%	7/1/30 (4)	1,500	1,503
Gavilan CA Joint Community College District
GO	5.500%	8/1/14 (Prere.)	3,315	3,645
Gavilan CA Joint Community College District
GO	5.500%	8/1/28 (2)	90	97
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	4,000	4,158
3 Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	24,000	25,035
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	12,785	9,806
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	8,500	7,200
Grossmont CA Healthcare District GO	6.125%	7/15/40	2,500	3,066
1 Grossmont CA Healthcare District Revenue
TOB VRDO	0.170%	9/7/12	1,600	1,600
Grossmont CA Union High School District GO	0.000%	8/1/30	6,600	2,861
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	2,370	2,474
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,735	1,811
Hartnell CA Community College District GO	5.000%	8/1/13 (Prere.)	1,550	1,618
Huntington Beach CA Union High School District
GO	0.000%	8/1/30 (4)	8,340	3,610
Irvine CA Assessment District No. 97-17
Improvement Revenue VRDO	0.190%	9/4/12 LOC	2,100	2,100
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.190%	9/4/12 LOC	3,000	3,000
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.190%	9/4/12 LOC	3,835	3,835
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.190%	9/4/12 LOC	2,200	2,200
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/30 (2)	5,500	5,716
Kern CA High School District GO	6.400%	8/1/14 (ETM)	1,490	1,665
Kern CA High School District GO	6.400%	8/1/15 (ETM)	1,645	1,936
Kern CA High School District GO	6.400%	8/1/16 (ETM)	1,815	2,244
Kern County CA GO	5.750%	8/1/35 (12)	2,000	2,263
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/20	6,155	6,329
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/21	2,500	2,553
Long Beach CA Finance Authority Lease
Revenue (Temple & Willow Facility)	5.500%	10/1/18 (14)	5,030	5,051
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.500%	11/15/37	2,500	2,731
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26 (2)	7,570	7,876
Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31 (2)	4,015	4,076
Long Beach CA Harbor Revenue	5.000%	5/15/17 (14)	3,655	3,921
Long Beach CA Unified School District GO	5.000%	8/1/30	6,000	7,023
Los Angeles CA Community College District GO	5.500%	8/1/25	3,980	4,885
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,593
Los Angeles CA Community College District GO	5.000%	8/1/32 (14)	7,340	8,287

Los Angeles CA Community College District GO	6.000%	8/1/33	5,160	6,275
Los Angeles CA Community College District GO	5.250%	8/1/39	5,000	5,810
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/17 (14)	6,800	6,827
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/22	2,000	2,421
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/27	5,000	6,001
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	5,000	5,833
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	14,590	16,910
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	3,195	3,622
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.170%	9/7/12	1,440	1,440
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	4,070	4,770
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	2,500	3,100
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29 (2)	10,000	11,402
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/30 (2)	16,000	18,244
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	5,000	5,701
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/32	7,000	8,215
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/34 (14)	5,995	6,418
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/34	3,000	3,462
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	5,000	5,724
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	3,000	3,508
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/36	10,000	11,692
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,545	1,798
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/38	1,890	2,206
Los Angeles CA Department of Water & Power
Revenue	5.250%	7/1/39	2,000	2,333
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	20,565	20,565
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	5,855	5,855
Los Angeles CA GO	5.000%	9/1/22	11,155	13,757
Los Angeles CA GO	5.000%	9/1/31	5,785	6,721
Los Angeles CA TRAN	2.000%	6/27/13	16,000	16,237
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	10,000	10,399
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	6,655	7,664
Los Angeles CA Unified School District GO	5.000%	7/1/21	3,500	4,227
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	9,745	11,049
Los Angeles CA Unified School District GO	5.000%	7/1/24 (2)	7,500	8,503
Los Angeles CA Unified School District GO	5.250%	7/1/24	6,275	7,470

Los Angeles CA Unified School District GO	5.250%	7/1/25	5,000	5,905
Los Angeles CA Unified School District GO	5.250%	7/1/28	7,000	8,340
Los Angeles CA Unified School District GO	5.000%	7/1/30 (3)	7,500	8,210
Los Angeles CA Unified School District GO	5.000%	7/1/32 (4)	8,000	9,029
Los Angeles CA Unified School District GO	5.000%	1/1/34	5,000	5,640
Los Angeles CA Unified School District GO	5.250%	7/1/34	10,000	11,689
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	4,000	4,813
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	5,000	6,229
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.190%	9/4/12	3,915	3,915
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	4,000	4,391
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	4,000	4,391
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/25 (14)	1,265	1,389
Los Angeles County CA Public Works Financing
Authority Revenue	5.500%	10/1/18 (4)	1,890	2,131
Los Angeles County CA Sanitation Districts
Financing Authority Capital Projects Revenue	4.500%	10/1/42 (2)	2,500	2,559
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/14 (ETM)	1,000	935
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/20 (2)	2,095	1,464
Los Angeles County CA TRAN	2.000%	6/28/13	5,000	5,075
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,307
M-S-R California Energy Authority Revenue	6.500%	11/1/39	7,000	8,985
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	1,795	1,865
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	11,220	14,062
Marin CA Municipal Water District Financing
Authority Water Revenue	5.000%	7/1/44	4,000	4,600
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/21	2,500	3,188
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/25	3,410	3,986
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	4,000	4,937
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/28	4,235	4,840
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	3,000	3,468
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/33	7,535	9,067
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/35	2,855	3,390
Modesto CA High School District GO	0.000%	8/1/15 (14)	5,000	4,841
Modesto CA High School District GO	0.000%	8/1/17 (14)	3,000	2,665
Modesto CA High School District GO	0.000%	8/1/18 (14)	3,225	2,756
Modesto CA Irrigation District COP	5.500%	7/1/35	1,000	1,094
Modesto CA Irrigation District COP	5.000%	10/1/36 (2)	4,795	5,003
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	9,750	12,242

Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/16 (4)	1,010	1,013
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/17 (4)	1,060	1,063
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/18 (4)	1,115	1,117
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/19 (4)	1,120	1,122
Monterey Park CA Redevelopment Agency Tax
Allocation Revenue	5.000%	9/1/20 (4)	1,180	1,182
Mount Diablo CA Unified School District GO	5.000%	6/1/37	1,915	2,147
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,335	3,652
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,170	3,472
Mount San Antonio CA Community College
District GO	5.250%	8/1/14 (Prere.)	3,010	3,296
New Haven CA Unified School District GO	12.000%	8/1/16 (4)	2,480	3,519
New Haven CA Unified School District GO	12.000%	8/1/17 (4)	1,500	2,275
Newark CA Unified School District GO	0.000%	8/1/13 (4)	2,050	2,040
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,298
Newport Mesa CA Unified School District GO	0.000%	8/1/35	4,000	1,414
Newport Mesa CA Unified School District GO	0.000%	8/1/36	1,000	337
Newport Mesa CA Unified School District GO	0.000%	8/1/37	2,000	639
Newport Mesa CA Unified School District GO	0.000%	8/1/38	1,000	304
Northern California Gas Authority No. 1
Revenue	0.909%	7/1/17	17,000	15,827
Northern California Power Agency Revenue
(Hydroelectric Project)	6.300%	7/1/18 (14)	10,000	11,433
Northern California Power Agency Revenue
(Hydroelectric Project)	7.500%	7/1/21 (Prere.)	1,810	2,512
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/27	2,255	2,683
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/32	1,155	1,337
Oakland CA GO	5.000%	1/15/31	3,550	3,999
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	2/1/14 (2)	1,980	2,040
Oceanside CA Unified School District GO	0.000%	8/1/25 (12)	6,865	4,030
Ohlone CA Community College District GO	5.250%	8/1/41	5,000	5,773
Orange County CA Water District Revenue	5.000%	8/15/41	6,855	7,660
Palmdale CA COP	5.250%	9/1/19 (14)	1,310	1,340
Palmdale CA COP	5.250%	9/1/20 (14)	1,450	1,483
Palmdale CA COP	5.250%	9/1/21 (14)	1,605	1,641
Palmdale CA COP	5.250%	9/1/22 (14)	1,765	1,804
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.250%	9/2/22	200	210
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/26	1,000	1,103
Palomar Pomerado Health California COP	6.000%	11/1/41	3,000	3,211
Palomar Pomerado Health California GO	4.500%	8/1/32 (14)	12,500	12,934
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	4,000	1,384
Palomar Pomerado Health System California
Revenue	5.375%	11/1/13 (14)	6,730	6,743
Pasadena CA Unified School District GO	5.000%	5/1/34	4,000	4,609
Peralta CA Community College District Revenue	5.000%	8/1/39	4,000	4,407

Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	5.700%	8/1/13 (Prere.)	7,000	7,488
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/19 (2)	1,150	874
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/21 (2)	2,575	1,749
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/22 (2)	3,755	2,316
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	0.000%	8/1/24 (2)	1,000	518
Pomona CA Unified School District GO	5.600%	8/1/14 (ETM)	1,585	1,746
Pomona CA Unified School District GO	5.600%	8/1/15 (ETM)	2,000	2,306
Pomona CA Unified School District GO	5.600%	8/1/16 (ETM)	1,000	1,202
Pomona CA Unified School District GO	7.500%	8/1/17 (ETM)	2,540	3,378
Port of Oakland CA Revenue	5.000%	11/1/16 (14)	8,160	9,361
Port of Oakland CA Revenue	5.000%	11/1/17 (14)	5,000	5,825
Poway CA Unified School District GO	5.000%	9/1/25	1,840	2,037
Poway CA Unified School District GO	5.000%	8/1/27	5,575	6,678
Poway CA Unified School District GO	5.000%	9/1/27	2,060	2,249
Poway CA Unified School District GO	5.000%	9/1/31	1,375	1,480
Poway CA Unified School District GO	5.000%	9/1/33	1,000	1,074
Poway CA Unified School District GO	0.000%	8/1/34	8,130	2,784
Poway CA Unified School District GO	5.000%	9/1/36	700	741
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/47	15,900	16,142
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.125%	4/1/21 (14)	2,650	2,656
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/26 (14)	2,905	2,909
Rancho Mirage CA Redevelopment Agency Tax
Allocation Revenue	5.250%	4/1/33 (14)	3,000	3,003
Rio Hondo CA Community College District GO	5.000%	8/1/30	6,655	7,543
1 Riverside CA Electric Revenue TOB VRDO	0.190%	9/4/12	4,100	4,100
Riverside CA Unified School District Community
Facilities District No. 7 (Victoria Grove)
Special Tax Revenue	5.000%	9/1/31 (2)	4,000	4,148
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/28	1,795	1,989
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/29	1,880	2,086
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/32	1,375	1,505
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/13 (14)	5,000	4,929
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/14 (14)	2,000	1,907
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	0.000%	6/1/15 (14)	2,000	1,849

Roseville CA Electric System Revenue	5.000%	2/1/37	4,500	4,956
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/22	1,440	1,552
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/28	2,450	2,555
Sacramento CA Financing Authority Lease
Revenue	5.375%	11/1/14 (2)	5,255	5,450
Sacramento CA Financing Authority Lease
Revenue	5.400%	11/1/20 (2)	6,785	7,736
Sacramento CA Municipal Utility District
Revenue	5.900%	7/1/20 (2)	15,850	20,183
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/31	1,175	1,374
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/32	1,195	1,390
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/33	1,450	1,680
Sacramento CA Municipal Utility District
Revenue VRDO	0.150%	9/7/12 LOC	3,800	3,800
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/26 (14)	5,000	5,656
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/30 (14)	5,650	6,375
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	13,610	14,603
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/32	4,035	4,749
San Diego CA Community College District GO	5.000%	8/1/28	6,000	7,310
San Diego CA Community College District GO	5.250%	8/1/33	2,500	2,987
San Diego CA Community College District GO	0.000%	8/1/36	8,000	2,543
San Diego CA Community College District GO	5.000%	8/1/36	2,500	2,874
San Diego CA Community College District GO	0.000%	8/1/38	3,510	1,004
San Diego CA Community College District GO	5.000%	8/1/41	3,000	3,438
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/34	6,000	6,901
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/39	7,000	7,982
San Diego CA Public Facilities Financing
Authority Water Revenue	5.750%	8/1/35	2,500	2,996
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/38	1,500	1,686
San Diego CA Public Facilities Financing
Authority Water Revenue	5.500%	8/1/39	5,000	5,843
San Diego CA Unified School District GO	0.000%	7/1/15 (14)	2,770	2,696
San Diego CA Unified School District GO	5.500%	7/1/24 (14)	10,000	13,026
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	9,000	11,775
San Diego CA Unified School District GO	0.000%	7/1/29	8,150	3,741
San Diego CA Unified School District GO	0.000%	7/1/30	1,500	653
San Diego County CA COP	5.000%	2/1/28 (2)	2,000	2,174
San Diego County CA COP	5.000%	2/1/30 (2)	2,345	2,534
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	4,000	4,600
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,200	3,622
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/34	2,715	2,998
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/37	1,500	1,740

San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/38	2,000	2,317
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/40	3,000	3,271
San Diego County CA Regional Airport Authority
Revenue	5.000%	4/1/48	3,000	3,421
San Diego County CA Water Authority Revenue	5.000%	5/1/31	4,700	5,491
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/26 (4)	7,275	8,282
San Francisco CA Bay Area Rapid Transit
District GO	5.000%	8/1/35	10,000	11,507
San Francisco CA City & County GO	5.000%	6/15/23	6,000	7,500
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	6,300	7,563
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/19	7,500	9,105
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/20	5,315	6,475
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25	5,220	6,185
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	2,065	2,419
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	8,430	9,980
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,945
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,205	1,418
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	1,100	1,294
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	1,275	1,478
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/35	2,605	2,948
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.750%	11/1/36 (4)	4,500	4,781
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/43	10,000	11,397
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.500%	8/1/39	2,000	2,322
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.750%	8/1/41	1,000	1,169
San Francisco CA City & County Unified School
District GO	5.250%	6/15/24	4,000	4,744
San Francisco CA City & County Unified School
District GO	5.000%	6/15/32	8,365	9,607
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	6,000	3,235
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	6,000	3,064
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/31 (14)	11,950	4,328
San Jose CA Airport Revenue	5.000%	3/1/33 (2)	4,000	4,231
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/30	850	869

San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.500%	8/1/35	2,750	2,782
San Jose CA Special Hotel Tax Revenue
(Convention Center Expansion & Renovation
Project)	6.500%	5/1/42	5,000	5,827
San Juan CA Unified School District GO	0.000%	8/1/13 (4)	2,220	2,210
San Juan CA Unified School District GO	0.000%	8/1/14 (4)	2,610	2,563
San Juan CA Unified School District GO	0.000%	8/1/16 (4)	2,000	1,854
San Juan CA Unified School District GO	0.000%	8/1/18 (4)	1,785	1,515
San Juan CA Unified School District GO	0.000%	8/1/19 (4)	2,210	1,787
San Juan CA Unified School District GO	0.000%	8/1/20 (4)	4,930	3,851
San Juan CA Unified School District GO	0.000%	8/1/23 (4)	4,540	2,949
San Marcos CA Unified School District GO	0.000%	8/1/32	2,600	984
San Marcos CA Unified School District GO	5.000%	8/1/34	5,620	6,348
San Marcos CA Unified School District GO	5.000%	8/1/38	2,835	3,165
San Mateo County CA Community College
District GO	5.000%	9/1/31	5,000	5,680
1 San Mateo County CA Community College
District GO TOB VRDO	0.170%	9/7/12	1,765	1,765
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	6.500%	7/1/13 (14)	3,290	3,426
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Capital Project
Program)	5.000%	7/1/21 (14)	3,500	4,032
San Ramon Valley CA Unified School District
GO	0.000%	7/1/13 (14)	3,680	3,668
San Ramon Valley CA Unified School District
GO	0.000%	7/1/14 (14)	8,290	8,189
San Ramon Valley CA Unified School District
GO	0.000%	7/1/15 (14)	2,005	1,956
San Ramon Valley CA Unified School District
GO	4.000%	8/1/20	3,620	4,261
San Ramon Valley CA Unified School District
GO	5.000%	8/1/22	4,000	5,082
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/16 (14)	5,345	6,056
Santa Ana CA Financing Authority Police
Administration & Holding Facility Lease
Revenue	6.250%	7/1/17 (14)	2,000	2,301
Santa Clara CA Electric Revenue	5.000%	7/1/21 (14)	2,000	2,073
Santa Clara CA Electric Revenue	6.000%	7/1/31	3,000	3,670
Santa Clara CA Unified School District GO	5.000%	7/1/34	4,000	4,507
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.250%	5/15/36	5,000	5,569
Santa Rosa CA Wastewater Revenue	6.000%	7/2/15 (2)	3,805	4,073
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,030	3,224
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28	4,845	5,774
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,785	3,817
Solano County CA COP	5.250%	11/1/12 (Prere.)	3,770	3,802
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/28	3,500	4,161
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/35 (14)	16,110	16,568
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,792

Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/30	5,000	5,735
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/17	1,865	2,031
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/33	3,000	3,067
Southern California Public Power Authority
Revenue (Transmission Project)	5.750%	7/1/21 (14)	220	221
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,828
1 Sweetwater CA Unified School District GO TOB
VRDO	0.190%	9/7/12 (13)	700	700
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	4,500	3,655
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	5.000%	6/1/37	2,155	1,749
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/40	3,000	3,206
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.170%	9/7/12 LOC	1,900	1,900
Turlock CA Irrigation District Revenue	5.000%	1/1/31	2,000	2,217
Turlock CA Irrigation District Revenue	5.000%	1/1/35	3,000	3,295
Turlock CA Irrigation District Revenue	5.500%	1/1/41	3,445	3,934
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,050	4,416
Ukiah CA Unified School District GO	0.000%	8/1/32 (10)	6,425	2,223
Union CA Elementary School District GO	0.000%	9/1/15 (14)	3,860	3,757
Union CA Elementary School District GO	0.000%	9/1/16 (14)	1,500	1,420
Union CA Elementary School District GO	0.000%	9/1/17 (14)	2,295	2,099
Union CA Elementary School District GO	0.000%	9/1/18 (14)	1,630	1,435
Union CA Elementary School District GO	0.000%	9/1/19 (14)	1,750	1,471
Union CA Elementary School District GO	0.000%	9/1/20 (14)	2,300	1,836
Union CA Elementary School District GO	0.000%	9/1/21 (14)	2,000	1,509
University of California Revenue	5.750%	5/15/25	7,000	8,669
University of California Revenue	4.750%	5/15/33	9,425	10,149
University of California Revenue	5.000%	5/15/33 (2)	10,000	10,298
University of California Revenue	5.000%	5/15/34	5,205	6,019
University of California Revenue	5.000%	5/15/34	3,220	3,701
University of California Revenue	5.000%	5/15/35	3,640	4,188
University of California Revenue	5.000%	5/15/37	5,000	5,773
University of California Revenue	5.250%	5/15/39	7,000	7,996
University of California Revenue	5.000%	5/15/40	2,395	2,724
University of California Revenue	5.000%	5/15/41	5,000	5,683
1 University of California Revenue TOB VRDO	0.190%	9/4/12	3,200	3,200
1 University of California Revenue TOB VRDO	0.190%	9/4/12	11,600	11,600
1 University of California Revenue TOB VRDO	0.240%	9/7/12	2,699	2,699
Vallejo CA Sanitation & Flood Control COP	5.000%	7/1/19 (14)	3,484	3,640
Ventura County CA Community College District
GO	5.500%	8/1/33	8,500	10,107
Vista CA Unified School District GO	0.000%	8/1/28 (14)	7,425	3,441
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	2,000	2,186
Walnut CA Energy Center Authority Revenue	5.000%	1/1/40	10,000	10,868
Walnut Valley CA Unified School District GO	6.000%	8/1/14 (ETM)	2,205	2,446
Walnut Valley CA Unified School District GO	6.000%	8/1/15 (ETM)	2,470	2,865
Walnut Valley CA Unified School District GO	6.000%	8/1/16 (ETM)	2,690	3,249
Washington Township CA Health Care District
Revenue	5.000%	7/1/32	3,000	3,110

Washington Township CA Health Care District
Revenue	5.000%	7/1/37	3,500	3,623
West Contra Costa CA Unified School District
GO	5.250%	8/1/35 (4)	7,000	8,006
Yuba City CA Unified School District GO	0.000%	9/1/15 (14)	1,870	1,774
Yuba City CA Unified School District GO	0.000%	9/1/17 (14)	2,060	1,784
Yuba City CA Unified School District GO	0.000%	9/1/19 (14)	2,270	1,752
				2,923,088
Puerto Rico (0.2%)
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/19 (11)	2,250	2,484
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/20 (11)	1,300	1,422
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	75	82
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.230%	9/7/12 LOC	1,510	1,510
				5,498
Total Tax-Exempt Municipal Bonds (Cost $2,684,777)				2,928,586
Other Assets and Liabilities-Net (0.3%)				7,837
Net Assets (100%)				2,936,423

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $76,222,000, representing 2.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.
3 Securities with a value of $146,000 have been segregated as initial margin for open futures contracts.

California Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	2,928,586	—
Futures Contracts—Liabilities[1]	(3)	—	—
Total	(3)	2,928,586	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(87)	(11,634)	(3)
Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $2,691,163,000. Net unrealized appreciation of investment securities for tax purposes was $237,423,000, consisting of unrealized gains of $241,642,000 on securities that had risen in value since their purchase and $4,219,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard California Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of August 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
California (100.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (899 Charleston Project)
VRDO	0.270%	9/4/12 LOC	8,390	8,390
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Branson School) VRDO	0.160%	9/7/12 LOC	4,150	4,150
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Episcopal Senior
Communities)	6.000%	7/1/31	2,750	3,147
ABAG Finance Authority for Nonprofit Corps.
California Revenue (San Francisco Friends)
VRDO	0.220%	9/7/12 LOC	2,800	2,800
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,106
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/26	1,000	1,134
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/28	400	449
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	6.000%	8/1/30	1,120	1,375
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/14 (2)	325	308
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/16 (2)	4,305	3,812
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	12,250	8,832
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/29 (2)	30,000	11,581
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/29 (14)	1,000	1,001
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	9,110	3,297
Alameda County CA (Medical Center Project)
COP	5.250%	6/1/13 (ETM)	1,785	1,845
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/14 (ETM)	1,880	1,985
Alameda County CA (Medical Center Project)
COP	5.375%	6/1/15 (ETM)	3,960	4,182
Alvord CA Unified School District GO	5.900%	2/1/21 (14)	2,230	2,708
Alvord CA Unified School District GO	5.900%	2/1/24 (4)	3,865	4,792
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/21 (14)	4,425	5,039
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/22 (14)	4,660	5,270
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/24 (14)	5,175	5,776
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/25 (14)	5,450	6,051
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/30	5,585	6,603

Antioch CA Public Financing Authority
Reassessment Revenue	5.000%	9/2/13 (2)	2,275	2,280
Bakersfield CA Wastewater Revenue	5.000%	9/15/24 (4)	7,600	8,528
Bakersfield CA Wastewater Revenue VRDO	0.170%	9/7/12	5,600	5,600
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	31,110	31,210
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	5,000	5,172
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18	5,665	6,704
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	11,625	13,195
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/25	3,000	3,405
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	10,000	11,378
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/29	11,280	13,589
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/31	3,000	3,457
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.080%	8/1/17	25,000	25,041
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.450%	8/1/17	12,500	12,548
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.160%	9/7/12 LOC	7,100	7,100
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/12 (2)	3,540	3,572
Burbank CA Public Financing Authority Revenue
(Golden State Redevelopment Project)	5.250%	12/1/13 (2)	4,615	4,806
Cabrillo CA Community College District
Revenue	0.000%	8/1/13 (14)	2,590	2,578
Cabrillo CA Community College District
Revenue	0.000%	8/1/14 (14)	2,655	2,607
2 Cabrillo CA Community College District
Revenue TOB VRDO	0.170%	9/7/12	5,305	5,305
California Community College Financing
Authority TRAN	2.000%	6/28/13	8,000	8,084
California County CA Tobacco Securitization
Agency Revenue	5.250%	6/1/21	13,390	12,554
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/13	1,185	1,223
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	15,000	16,791
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,795
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	17,000	19,704
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	25,000	29,767
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	14,600	17,384
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	2,525	3,074
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	17,950	21,856

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	5,475	6,666
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	1,215	1,497
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	19,590	24,129
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	3,660	4,564
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	18,000	22,447
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	22,890	28,545
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	50,000	59,832
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	6,500	8,214
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,535
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,176
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	14,675	17,411
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,825	13,255
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/12 (ETM)	90	91
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/13	7,000	7,414
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/14 (Prere.)	180	199
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/20	1,250	1,585
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/21	5,645	7,221
1 California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/22	6,000	7,762
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/24	5,000	5,994
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26	8,565	10,210
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/26 (14)	3,355	3,667
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	8,800	10,476
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/27	3,900	4,803

California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	3,350	4,103
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/28	4,505	5,532
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	3,530	4,300
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/29	4,640	5,671
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/30	2,720	3,298
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.250%	12/1/30	1,850	2,252
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/31	3,910	4,713
California Economic Recovery Bonds GO	5.250%	7/1/13	20,000	20,828
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,385	3,694
California Economic Recovery Bonds GO	5.250%	7/1/14	11,615	12,652
California Economic Recovery Bonds GO	5.000%	7/1/18	29,770	36,331
California Economic Recovery Bonds GO	5.000%	7/1/19	32,330	39,972
California Economic Recovery Bonds GO	5.000%	7/1/20	43,810	53,272
California Economic Recovery Bonds GO	5.250%	7/1/21	45,385	55,181
California Economic Recovery Bonds GO	5.000%	7/1/22	16,280	18,747
California Educational Facilities Authority
Revenue (Chapman University) VRDO	0.230%	9/4/12 LOC	8,410	8,410
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/14	360	381
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/15	380	413
California Educational Facilities Authority
Revenue (College of Arts & Crafts)	6.875%	6/1/16	400	445
California Educational Facilities Authority
Revenue (Stanford University)	5.000%	3/15/26	10,000	13,268
California GO	5.000%	3/1/13	20,640	21,122
California GO	5.000%	10/1/14	2,000	2,185
California GO	5.000%	11/1/14	1,390	1,523
California GO	5.000%	3/1/15	1,000	1,108
California GO	5.000%	4/1/15	15,400	17,111
California GO	5.000%	12/1/15	1,470	1,580
California GO	5.000%	4/1/17	11,000	12,921
California GO	5.250%	2/1/18 (14)	8,000	9,611
California GO	6.000%	2/1/18 (2)	6,240	7,755
California GO	5.000%	3/1/18	1,850	2,203
California GO	5.500%	4/1/18	20,000	24,399
3 California GO	1.070%	5/1/18	9,000	9,017
California GO	5.000%	8/1/18	1,895	2,202
California GO	5.000%	10/1/18	20,000	24,135
California GO	5.000%	10/1/18	14,095	17,009
California GO	5.500%	4/1/19	11,245	13,892
California GO	5.000%	5/1/19	10,000	11,057
California GO	5.000%	8/1/19	30,000	33,456

California GO	5.000%	10/1/19 (14)	14,800	17,145
California GO	5.000%	10/1/19	21,000	25,489
California GO	5.250%	2/1/20	7,500	9,197
California GO	5.000%	3/1/20	55,285	60,867
California GO	5.000%	8/1/20	14,890	17,215
California GO	5.000%	9/1/20	9,970	12,169
California GO	5.000%	10/1/20	10,555	12,899
California GO	5.000%	3/1/21	2,250	2,682
California GO	5.000%	4/1/21	2,240	2,725
California GO	5.500%	4/1/21	2,000	2,446
California GO	5.000%	10/1/21	2,575	3,150
California GO	5.000%	2/1/22	8,125	9,874
California GO	5.000%	6/1/22	12,000	13,262
California GO	5.250%	9/1/22	17,400	21,651
California GO	5.000%	9/1/23	12,120	13,680
California GO	5.000%	10/1/23	12,500	14,135
California GO	5.000%	12/1/23	7,500	8,693
California GO	5.000%	3/1/24	3,000	3,465
California GO	5.000%	8/1/24	10,100	11,556
California GO	5.000%	8/1/24 (4)	31,275	34,678
California GO	5.000%	10/1/24	13,440	15,082
California GO	5.000%	11/1/24	5,000	5,815
California GO	5.000%	11/1/24	6,000	6,916
California GO	5.000%	12/1/24	2,000	2,306
California GO	5.125%	3/1/25	2,000	2,305
California GO	5.000%	8/1/25	10,000	11,409
California GO	5.000%	11/1/25	1,500	1,732
California GO	5.000%	12/1/25	21,015	23,902
California GO	5.000%	3/1/26	5,000	5,495
California GO	5.000%	3/1/26	5,000	5,709
California GO	5.000%	4/1/26	27,480	31,015
California GO	5.000%	11/1/26	7,500	8,639
California GO	5.000%	4/1/27	24,285	27,321
California GO	5.750%	4/1/27	31,455	37,205
California GO	4.500%	8/1/27	6,000	6,400
California GO	5.250%	10/1/27	5,000	5,884
California GO	5.000%	3/1/28	10,855	11,591
California GO	5.750%	4/1/28	30,000	35,444
California GO	5.000%	6/1/28	10,005	10,936
California GO	5.250%	9/1/28	6,000	7,011
California GO	5.000%	9/1/29	6,000	6,839
California GO	5.250%	3/1/30	20,000	22,988
California GO	4.500%	8/1/30	11,000	11,710
California GO	5.000%	9/1/30	10,000	11,339
California GO	5.000%	3/1/31	5,535	5,963
California GO	5.750%	4/1/31	30,000	35,385
California GO	5.000%	2/1/32	2,540	2,869
California GO	6.000%	3/1/33	12,000	14,755
California GO	5.125%	4/1/33	6,550	7,117
California GO	6.500%	4/1/33	20,000	24,924
2 California GO TOB VRDO	0.210%	9/4/12	2,200	2,200
2 California GO TOB VRDO	0.210%	9/4/12	16,245	16,245
2 California GO TOB VRDO	0.210%	9/4/12	8,200	8,200
California GO VRDO	0.150%	9/4/12 LOC	12,100	12,100
California GO VRDO	0.170%	9/7/12 LOC	45,800	45,800
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/16	2,170	2,213

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/19	1,025	1,042
California Health Facilities Financing Authority
Revenue (California-Nevada Methodist
Homes)	5.000%	7/1/26	1,740	1,822
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/19	1,000	1,168
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/20	4,750	5,587
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,810	4,453
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,000	9,422
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.500%	7/1/25	5,000	5,623
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	22,781
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	8,510
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/29	4,250	5,041
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	9,000	9,610
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	39,000	42,169
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/14	4,000	4,370
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/16	2,000	2,242
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	4,585	5,085
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/19	1,000	1,201
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,100	2,535
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,000	2,392
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/22	2,000	2,260
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/23	1,370	1,527
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/24	2,910	3,228
California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)	5.000%	11/15/29	1,890	2,047
3 California Health Facilities Financing Authority
Revenue (Children's Hospital of Los Angeles)
PUT	1.970%	7/1/17	5,255	5,256
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	6.250%	11/1/29	5,000	5,962
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County)	5.000%	11/1/31	2,000	2,228
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.170%	9/7/12 LOC	6,100	6,100

California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,630	2,749
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,515	2,629
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,245	2,346
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/13 (Prere.)	2,280	2,383
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	4.000%	8/15/19	500	571
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/21	800	978
California Health Facilities Financing Authority
Revenue (Lucile Salter Packard Children's
Hospital at Stanford)	5.000%	8/15/22	500	615
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	3.000%	10/1/14	550	579
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/18	1,320	1,589
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/19	1,500	1,714
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/19	1,000	1,211
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/20	1,800	2,061
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/20	1,000	1,213
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/21	1,000	1,139
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/21	1,000	1,214
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,532
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/22	2,000	2,445
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	6,009
California Health Facilities Financing Authority
Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,956
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/24	3,000	3,622
California Health Facilities Financing Authority
Revenue (Providence Health & Services)	6.250%	10/1/28	4,000	4,769
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.500%	8/15/26	6,000	6,901
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.000%	8/15/31	2,115	2,291
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/17	2,515	2,991
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/18	3,000	3,618

California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/25	750	889
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/27	850	993
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/28	1,175	1,371
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	11/15/32	1,000	1,124
California Health Facilities Financing Authority
Revenue (Scripps Health) VRDO	0.110%	9/7/12 LOC	3,800	3,800
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	10,000	11,668
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,000	16,204
2 California Health Facilities Financing Authority
Revenue (St. Joseph Health System) TOB
VRDO	0.170%	9/7/12	15,000	15,000
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	6,275	6,631
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	3,000	3,170
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	11/15/13 (Prere.)	2,715	2,869
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/19	2,000	2,433
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,578
California Health Facilities Financing Authority
Revenue (Stanford Hospital)	5.000%	8/15/23	1,830	2,230
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,653
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/21	1,275	1,544
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/22	1,090	1,303
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,750	5,594
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	4,500	5,157
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	5,000	6,026
2 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.180%	9/7/12	17,660	17,660
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.150%	9/7/12 LOC	3,500	3,500
2 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.190%	9/4/12 (ETM)	29,070	29,070
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.170%	9/7/12 LOC	9,000	9,000
California Infrastructure & Economic
Development Bank Revenue (Clean Water
State Revolving Fund)	5.000%	10/1/14	2,500	2,510

California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust)	4.000%	10/1/15	1,400	1,556
3 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.670%	4/1/14	5,000	5,000
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/18 (14)	1,785	1,890
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/19 (14)	1,040	1,091
California Infrastructure & Economic
Development Bank Revenue (Science Center
Phase II Project)	5.000%	5/1/21 (14)	1,145	1,183
California Infrastructure & Economic
Development Bank Revenue (SRI
International) VRDO	0.180%	9/7/12 LOC	4,700	4,700
California Infrastructure & Economic
Development Bank Revenue (State Revolving
Fund)	5.000%	10/1/29	7,000	7,494
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/13 (2)	18,000	18,908
California Infrastructure & Economic
Development Bank Revenue (Workers'
Compensation Relief)	5.250%	10/1/14 (2)	25,815	27,143
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.375%	2/1/29	16,600	17,600
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/16	1,000	1,098
California Municipal Finance Authority Revenue
(University of La Verne)	4.750%	6/1/18	2,325	2,550
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/19	2,375	2,643
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.500%	10/1/12	17,245	17,245
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	13,550	14,062
California Pollution Control Financing Authority
Revenue (San Diego Gas & Electric Co.)	5.900%	6/1/14 (14)	17,135	18,724
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/20	3,895	4,236
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	12/1/12 (14)	10,625	10,748
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,650
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	12/1/13 (Prere.)	10,000	10,650
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/16	3,785	4,319
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/18 (2)	27,790	31,250

California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	1/1/21	3,975	4,370
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/21	5,000	5,954
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/22	5,210	6,237
California Public Works Board Lease Revenue
(Department of Corrections)	5.750%	10/1/31	6,000	7,002
California Public Works Board Lease Revenue
(Department of General Services)	6.000%	4/1/27	5,000	5,976
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/15	1,500	1,623
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/17	8,000	8,618
California Public Works Board Lease Revenue
(Department of Mental Health)	5.500%	6/1/18	5,000	5,379
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	7,000	7,906
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	4,980	5,608
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	5,000	5,596
California Public Works Board Lease Revenue
(Regents of The University of California)	5.500%	6/1/14	5,140	5,405
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/18 (14)	10,310	12,367
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/20 (14)	7,670	9,379
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	4/1/25	5,765	6,296
California Public Works Board Lease Revenue
(Regents of The University of California)	5.250%	11/1/26 (14)	9,010	10,113
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.300%	10/1/15 (2)	6,655	6,680
California Public Works Board Lease Revenue
(Trustees of The California State University)	5.375%	10/1/16 (14)	4,750	4,768
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/13	2,000	2,104
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,745	5,169
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/16	6,395	7,311
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/18	4,000	4,699
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/20	5,000	5,939
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/21	5,400	6,778
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/22	2,645	3,288
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/23	4,180	4,942
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/31	5,000	5,767
California RAN	2.500%	6/20/13	64,000	65,121
California State University Revenue Systemwide	5.375%	5/1/13 (Prere.)	5,390	5,575
California State University Revenue Systemwide	5.000%	11/1/20	5,000	6,236

California State University Revenue Systemwide	5.250%	11/1/20	3,515	4,264
California State University Revenue Systemwide	5.000%	11/1/22 (2)	18,440	20,421
California State University Revenue Systemwide	5.000%	11/1/24	8,690	9,864
California State University Revenue Systemwide	5.000%	11/1/24	2,915	3,521
California State University Revenue Systemwide	5.000%	11/1/25	11,820	13,397
California State University Revenue Systemwide	5.000%	11/1/26	12,530	14,073
California State University Revenue Systemwide	5.000%	11/1/27	5,000	5,584
California State University Revenue Systemwide	5.000%	11/1/27	5,740	6,775
2 California State University Revenue Systemwide
TOB VRDO	0.270%	9/7/12 (12)	5,000	5,000
California Statewide Communities Development
Authority Health Facility Revenue (Adventist
Health System/West)	5.000%	3/1/25	14,975	16,185
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	10,000	10,338
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	7,780	8,043
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	5,335	5,516
California Statewide Communities Development
Authority Health Facility Revenue (Memorial
Health Services)	6.000%	4/1/13 (Prere.)	6,920	7,154
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.)	4.500%	9/1/29	1,825	1,961
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	25,000	27,734
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.250%	11/1/16 (3)	15,000	16,641
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	10,000	11,362
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/13	1,250	1,290
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.000%	7/1/22	5,155	5,435
California Statewide Communities Development
Authority Revenue (Daughters of Charity
Health System - St. Francis Medical Center)	5.250%	7/1/25	1,890	1,989
California Statewide Communities Development
Authority Revenue (Huntington Memorial
Hospital)	5.000%	7/1/18	6,190	6,722
California Statewide Communities Development
Authority Revenue (Institute for Defense
Analyses) VRDO	0.180%	9/7/12 (2)LOC	3,265	3,265
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	14,890	15,909
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	8/1/31	3,200	3,580

California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,000	6,947
California Statewide Communities Development
Authority Revenue (Lodi Memorial Hospital)	5.000%	12/1/22	8,000	8,638
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	28,000	29,025
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/20 (14)	2,440	2,664
California Statewide Communities Development
Authority Revenue (Rady Children's Hospital -
San Diego)	5.000%	8/15/23 (14)	5,285	5,854
California Statewide Communities Development
Authority Revenue (Sherman Oaks Project)	5.500%	8/1/15 (2)	4,685	5,141
California Statewide Communities Development
Authority Revenue (St. Joseph Health
System)	4.500%	7/1/18 (4)	10,615	11,439
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/19	530	634
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/20	500	602
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/22	750	906
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	8,595
California Statewide Communities Development
Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	13,299
2 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.170%	9/7/12	4,038	4,038
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.000%	11/15/29	2,000	2,277
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.500%	5/15/26	5,000	5,400
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.125%	5/15/31	7,000	7,468
Central CA Unified School District GO	5.500%	8/1/29 (12)	3,000	3,484
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/17	1,000	1,155
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/19	765	906
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.250%	7/1/20	1,025	1,240
Cerritos CA Community College District GO	0.000%	8/1/20	500	378
Cerritos CA Community College District GO	0.000%	8/1/22	500	338
Cerritos CA Community College District GO	0.000%	8/1/23	500	317
2 Cerritos CA Community College District GO
TOB VRDO	0.170%	9/7/12	5,500	5,500

2 Chabot-Las Positas CA Community College
District GO TOB VRDO	0.170%	9/7/12	3,000	3,000
Clovis CA Unified School District GO	0.000%	8/1/18 (14)	3,645	3,180
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,645	1,727
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,460	1,533
Compton CA Unified School District GO	5.250%	9/1/13 (Prere.)	1,295	1,360
Contra Costa County CA Public Financing
Authority Lease Revenue	5.000%	6/1/22 (14)	15,300	16,947
Corona-Norco CA Unified School District GO	0.000%	8/1/20 (12)	1,825	1,437
Corona-Norco CA Unified School District GO	0.000%	8/1/21 (12)	2,010	1,479
Corona-Norco CA Unified School District GO	0.000%	8/1/22 (12)	1,700	1,178
Corona-Norco CA Unified School District GO	0.000%	8/1/23 (12)	1,000	650
Corona-Norco CA Unified School District GO	0.000%	8/1/25 (12)	1,325	778
Corona-Norco CA Unified School District GO	0.000%	8/1/26 (12)	1,530	844
Corona-Norco CA Unified School District GO	0.000%	8/1/27 (12)	1,500	767
Corona-Norco CA Unified School District GO	0.000%	8/1/28 (12)	1,290	624
Culver City CA Redevelopment Agency Tax
Allocation Revenue	5.375%	11/1/16 (4)	3,260	3,272
2 Desert CA Community College District GO TOB
VRDO	0.170%	9/7/12	3,700	3,700
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	2,005	2,389
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/31	16,020	18,937
2 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.150%	9/7/12	4,960	4,960
East Bay CA Regional Park District Revenue	5.000%	9/1/28	4,415	5,191
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/26	5,245	5,936
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/27	6,220	7,012
Eastern California Municipal Water District
Water & Sewer COP	5.000%	7/1/28	1,000	1,125
1 El Camino CA Community College District GO	0.000%	8/1/32	10,000	3,866
1 El Camino CA Community College District GO	0.000%	8/1/33	3,500	1,266
El Dorado CA Irrigation District Revenue	4.500%	3/1/19 (4)	2,000	2,319
El Dorado CA Irrigation District Revenue	4.750%	3/1/20 (4)	1,500	1,769
El Dorado CA Irrigation District Revenue	5.000%	3/1/21 (4)	2,280	2,727
1 El Dorado County CA Community Facilities
District No. 92-1 Special Tax Revenue	5.000%	9/1/21	2,000	2,305
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/28	1,000	1,112
Encinitas CA Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/29	800	885
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/21 (2)	3,335	3,479
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/23 (2)	2,875	2,976
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/24 (2)	3,475	3,588
Fontana CA Public Financing Authority Tax
Allocation Revenue	5.000%	10/1/26 (2)	4,480	4,615
Fontana CA Unified School District GO	5.250%	8/1/26 (4)	4,350	4,969
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.250%	1/15/13 (14)	5,000	5,011
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.375%	1/15/15 (14)	5,000	5,009

Fremont CA COP VRDO	0.150%	9/7/12 LOC	30,670	30,670
Fresno CA Sewer Revenue	5.000%	9/1/24 (12)	830	975
2 Fresno CA Sewer Revenue TOB VRDO	0.190%	9/7/12 (12)	5,170	5,170
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	1,930	1,999
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	5,000	5,198
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	7,530	7,828
4 Golden State Tobacco Securitization Corp.
California	6.250%	6/1/13 (Prere.)	53,600	55,912
Golden State Tobacco Securitization Corp.
California	7.800%	6/1/13 (Prere.)	25,170	26,592
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	31,715	27,331
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	20,000	15,867
Grossmont CA Union High School District GO	0.000%	8/1/28	3,210	1,552
Grossmont CA Union High School District GO	0.000%	8/1/29	6,965	3,185
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/25 (12)	14,010	8,224
Grossmont-Cuyamaca CA Community College
District GO	0.000%	8/1/28 (12)	21,875	10,689
Huntington Beach CA Union High School District
GO	5.000%	8/1/27 (4)	3,530	3,769
Inland Empire Tobacco Securitization Authority
California Revenue	4.625%	6/1/21	8,295	7,601
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/12 (2)	2,540	2,560
Intermodal Container Transfer Facility Joint
Power Authority California Revenue (Union
Pacific Railroad Co.)	5.125%	11/1/13 (2)	1,870	1,967
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.600%	9/2/15 (2)	2,515	2,515
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue	4.700%	9/2/16 (2)	2,605	2,605
Irvine CA Public Facilities & Infrastructure
Authority Assessment Revenue VRDO	0.190%	9/4/12 LOC	1,900	1,900
Irvine CA Reassessment District No. 05-21
Improvement Revenue VRDO	0.190%	9/4/12 LOC	5,300	5,300
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/18	1,350	1,488
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/19	2,000	2,185
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/20	1,000	1,086
Irvine CA Reassessment District No. 12-1
Improvement Revenue	4.000%	9/2/21	1,750	1,885
Irvine CA Reassessment District No. 12-1
Improvement Revenue	5.000%	9/2/23	400	461
Irvine CA Reassessment District No. 85-7A
Improvement Revenue VRDO	0.190%	9/4/12 LOC	970	970
Irvine CA Unified School District Financing
Authority Special Tax Revenue	5.000%	9/1/25 (2)	8,645	9,085
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/14	2,000	2,098
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/15	1,750	1,870

Kaweah CA Delta Health Care District Revenue	4.000%	6/1/16	2,500	2,705
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/17	1,110	1,257
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/18	3,255	3,701
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/19	3,415	3,874
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20	1,585	1,799
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21	1,755	1,996
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22	3,950	4,493
Kings River Conservation District California COP	5.000%	5/1/13	2,315	2,378
Kings River Conservation District California COP	5.000%	5/1/14	3,500	3,712
Kings River Conservation District California COP	5.000%	5/1/15 (ETM)	2,590	2,911
Kings River Conservation District California COP	5.000%	5/1/15	1,755	1,917
Loma Linda CA Hospital Revenue (Loma Linda
University)	5.000%	12/1/18	8,665	9,038
Long Beach CA Community College District GO	0.000%	6/1/29 (4)	6,380	2,974
Long Beach CA Finance Authority Lease
Revenue	6.000%	11/1/17 (2)	3,235	3,467
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	5.250%	11/15/20	3,000	3,293
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.701%	11/15/25	16,845	12,808
Long Beach CA Finance Authority Natural Gas
Purchase Revenue	1.721%	11/15/26	10,025	7,522
Long Beach CA Unified School District GO	5.000%	8/1/29	7,760	9,148
Long Beach CA Unified School District GO	5.000%	8/1/30	5,000	5,852
Los Angeles CA Community College District GO	5.000%	8/1/21 (4)	10,000	11,235
Los Angeles CA Community College District GO	5.000%	8/1/24	6,500	7,751
Los Angeles CA Community College District GO	5.000%	8/1/25	5,000	5,922
Los Angeles CA Community College District GO	5.500%	8/1/25	5,000	6,137
Los Angeles CA Community College District GO	5.000%	8/1/27	6,960	8,218
Los Angeles CA Community College District GO	5.000%	8/1/27	4,250	4,980
Los Angeles CA Community College District GO	5.000%	8/1/31 (4)	5,000	5,593
Los Angeles CA Community College District GO	5.000%	8/1/32 (4)	5,000	5,645
2 Los Angeles CA Community College District GO
TOB VRDO	0.170%	9/7/12	5,200	5,200
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/13 (14)	10,500	10,845
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/24	4,000	4,525
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/25	3,000	3,415
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	4,000	4,718
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	10,000	11,924
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	4,385	4,994
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	10,000	11,839
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/30	1,835	2,080
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	10,000	12,441
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/22	1,000	1,272
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23 (4)	20,605	23,018

Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	1,335	1,606
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/23	5,605	7,068
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	2,770	3,318
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/25	5,000	6,199
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,000	2,346
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	2,350	2,739
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/26	1,500	1,849
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	5,000	5,855
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/27	1,655	1,908
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/28	2,000	2,297
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	1,670	1,911
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32 (2)	1,940	2,212
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	4,100	4,100
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.190%	9/4/12	6,030	6,030
Los Angeles CA Department of Water & Power
Revenue VRDO	0.140%	9/4/12	1,800	1,800
Los Angeles CA Department of Water & Power
Revenue VRDO	0.170%	9/7/12	12,000	12,000
Los Angeles CA GO	5.000%	9/1/14 (Prere.)	4,055	4,435
Los Angeles CA GO	5.000%	9/1/22	10,000	12,333
Los Angeles CA GO	5.000%	9/1/28	5,850	6,898
Los Angeles CA GO	5.000%	9/1/29	5,850	6,863
Los Angeles CA GO	5.000%	9/1/30	5,850	6,832
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	2,250	2,763
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	4,591
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/14 (Prere.)	345	375
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Figueroa Plaza)	5.000%	8/1/28 (14)(3)	8,635	9,021
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/21 (14)	10,830	11,860
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/22 (14)	6,500	7,060
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/23 (14)	14,700	15,892
Los Angeles CA TRAN	2.000%	6/27/13	34,000	34,505
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,900	4,055
Los Angeles CA Unified School District GO	5.000%	7/1/13 (4)	4,650	4,835
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	5,000	5,199
Los Angeles CA Unified School District GO	5.000%	7/1/13 (Prere.)	3,000	3,120
Los Angeles CA Unified School District GO	6.000%	7/1/13 (3)	3,745	3,922
Los Angeles CA Unified School District GO	5.000%	7/1/14 (ETM)	5,000	5,433
Los Angeles CA Unified School District GO	5.000%	7/1/14	5,000	5,420

Los Angeles CA Unified School District GO	6.000%	7/1/14 (3)	1,440	1,585
Los Angeles CA Unified School District GO	5.000%	7/1/15	6,350	7,139
Los Angeles CA Unified School District GO	5.000%	7/1/16 (3)	2,000	2,325
Los Angeles CA Unified School District GO	5.000%	7/1/17 (4)	3,515	4,198
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	2,800	3,410
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	4,000	4,634
Los Angeles CA Unified School District GO	5.000%	7/1/18	8,360	10,134
Los Angeles CA Unified School District GO	5.000%	7/1/18 (2)	5,000	5,946
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,778
Los Angeles CA Unified School District GO	5.000%	7/1/19 (3)	5,000	5,395
Los Angeles CA Unified School District GO	5.000%	7/1/20 (2)	14,135	16,277
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	5,000	5,758
Los Angeles CA Unified School District GO	5.000%	7/1/20 (3)	10,000	11,516
Los Angeles CA Unified School District GO	5.000%	7/1/21 (2)	15,940	18,291
Los Angeles CA Unified School District GO	5.000%	7/1/22 (2)	16,760	19,164
Los Angeles CA Unified School District GO	4.500%	7/1/23 (4)	30,825	34,694
Los Angeles CA Unified School District GO	5.000%	7/1/23 (2)	6,000	6,935
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	12,975	14,997
Los Angeles CA Unified School District GO	5.000%	7/1/24 (4)	17,210	19,892
Los Angeles CA Unified School District GO	5.000%	7/1/25 (2)	10,235	11,575
Los Angeles CA Unified School District GO	5.000%	7/1/25	7,000	8,359
Los Angeles CA Unified School District GO	5.250%	7/1/25	1,600	1,890
Los Angeles CA Unified School District GO	4.500%	7/1/26 (2)	10,000	11,054
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,710	6,615
Los Angeles CA Unified School District GO	5.000%	7/1/27	1,595	1,840
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,870
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	7,725	8,405
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,846
Los Angeles CA Unified School District GO	5.000%	7/1/28 (2)	7,845	8,791
Los Angeles CA Unified School District GO	5.250%	7/1/28	5,000	5,957
Los Angeles CA Unified School District GO	5.000%	7/1/30 (2)	6,485	7,249
Los Angeles CA Wastewater System Revenue	5.000%	6/1/20	3,000	3,717
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,045	15,821
Los Angeles CA Wastewater System Revenue
VRDO	0.170%	9/7/12 LOC	28,600	28,600
Los Angeles County CA Capital Asset Leasing
Corp. Revenue	6.000%	12/1/13 (2)	2,760	2,878
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	4.000%	7/1/13	3,910	4,035
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	3,300	3,608
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	3,250	3,672
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/17 (4)	10,000	10,394
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	6,000	7,184
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/20	4,000	4,960
1 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	3,000	3,610
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	5,075	6,436
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/22	10,000	12,551
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/23	10,000	12,459

2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.190%	9/4/12	14,400	14,400
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/14 (14)	24,180	26,146
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/15 (14)	8,940	9,941
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/19 (14)	4,860	5,382
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/20 (14)	5,000	5,537
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/21 (14)	6,460	7,127
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/22 (14)	6,790	7,492
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/23 (14)	2,175	2,387
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/24 (14)	3,095	3,397
Los Angeles County CA Public Works Financing
Authority Revenue (Regional Park & Open
Space District)	5.250%	10/1/17 (4)	1,000	1,223
Los Angeles County CA Schools Regionalized
Business Services Corp. COP	0.000%	8/1/13 (ETM)	2,010	1,950
Los Angeles County CA TRAN	2.000%	6/28/13	10,000	10,151
Los Angeles County CA Unified School District
GO	5.000%	7/1/21	12,500	15,431
M-S-R California Energy Authority Revenue	7.000%	11/1/34	7,000	9,307
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/23	1,035	1,172
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/25	2,630	2,944
Marysville CA Revenue (Fremont-Rideout
Health Group)	5.250%	1/1/28	1,500	1,644
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/17	15,000	18,096
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/18	20,000	24,656
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/20	4,000	5,053
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/26	6,000	7,406
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/30	8,585	10,494
Metropolitan Water District of Southern
California Revenue	5.000%	1/1/31	1,150	1,307
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/31	2,930	3,387
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/31	11,065	13,441
Metropolitan Water District of Southern
California Revenue	5.000%	10/1/32	9,965	12,057
Metropolitan Water District of Southern
California Revenue PUT	2.500%	10/1/14	5,000	5,178
3 Metropolitan Water District of Southern
California Revenue PUT	0.520%	5/1/15	10,000	10,000

Metropolitan Water District of Southern
California Revenue VRDO	0.170%	9/7/12	610	610
2 Metropolitan Water District of Southern
California Water Revenue TOB VRDO	0.190%	9/4/12	1,300	1,300
Modesto CA Irrigation District COP	5.000%	7/1/13 (Prere.)	3,165	3,291
Modesto CA Irrigation District COP	5.000%	10/1/21 (2)	2,030	2,216
Modesto CA Irrigation District COP	5.000%	10/1/22 (2)	2,515	2,727
Modesto CA Irrigation District COP	5.000%	10/1/23 (2)	2,645	2,860
Modesto CA Irrigation District COP	5.000%	7/1/27	3,855	4,211
Modesto CA Irrigation District Financing
Authority Revenue (Domestic Water Project)	5.125%	9/1/15 (2)	4,365	4,382
Mount Diablo CA Unified School District GO	5.000%	8/1/24	1,555	1,874
New Haven CA Unified School District GO	12.000%	8/1/15 (4)	2,905	3,841
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	5.875%	12/1/30	5,150	6,413
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,096
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.160%	9/7/12 LOC	11,750	11,750
Newport Mesa CA Unified School District GO	0.000%	8/1/29	4,000	1,922
Newport Mesa CA Unified School District GO	0.000%	8/1/30	3,000	1,368
Newport Mesa CA Unified School District GO	0.000%	8/1/31	1,500	649
Newport Mesa CA Unified School District GO	0.000%	8/1/32	14,000	5,759
Northern California Gas Authority No. 1
Revenue	0.759%	7/1/13	9,845	9,820
Northern California Gas Authority No. 1
Revenue	0.909%	7/1/17	23,385	21,772
Northern California Power Agency Capital
Facilities Revenue	5.000%	8/1/20	1,000	1,186
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/16	1,745	2,023
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/17	3,290	3,897
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19	1,500	1,824
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20	3,500	4,183
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/21	2,500	2,957
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/22	3,395	3,977
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/28	5,000	5,921
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/29	3,000	3,530
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/30	1,605	1,878
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/31	1,600	1,862
Oakland CA GO	5.000%	1/15/31	3,000	3,380
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/23 (12)	5,000	5,576
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/24 (12)	3,695	4,127
Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/25 (12)	5,405	6,005

Oakland CA Joint Powers Financing Authority
Lease Revenue (Administration Buildings)	5.000%	8/1/26 (12)	4,190	4,636
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/12 (2)	3,000	3,008
Oakland CA Joint Powers Financing Authority
Lease Revenue (Convention Center)	5.500%	10/1/13 (2)	1,500	1,548
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/13 (14)	3,990	4,063
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/15 (14)	3,790	3,863
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.500%	9/1/16 (14)	6,210	6,323
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/20 (2)	12,870	13,121
Oakland CA Unified School District GO	5.000%	8/1/19 (4)	13,425	14,832
1 Ohlone CA Community College District GO	5.000%	8/1/22	750	941
1 Ohlone CA Community College District GO	5.000%	8/1/23	1,500	1,856
Ohlone CA Community College District GO	5.000%	8/1/31	1,770	2,051
Orange County CA Airport Revenue	5.000%	7/1/17 (4)	1,725	1,784
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/14 (14)	1,415	1,419
Orange County CA Development Agency Tax
Allocation Revenue	5.250%	9/1/15 (14)	1,485	1,489
Orange County CA Development Agency Tax
Allocation Revenue	5.375%	9/1/16 (14)	1,570	1,574
Orange County CA Water District COP	5.000%	8/15/29	6,925	7,995
Palm Springs CA Unified School District GO	5.000%	8/1/28	1,000	1,189
Palm Springs CA Unified School District GO	5.000%	8/1/29	1,500	1,773
Palm Springs CA Unified School District GO	5.000%	8/1/30	1,500	1,763
Palm Springs CA Unified School District GO	5.000%	8/1/31	1,500	1,750
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/19	1,000	1,072
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/20	250	265
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	4.000%	9/2/21	400	419
Palo Alto CA Improvement Revenue (University
Avenue Area Parking)	5.000%	9/2/27	1,000	1,095
Palo Alto CA Unified School District GO	0.000%	8/1/24	15,890	10,592
Palomar Pomerado Health California COP	6.625%	11/1/29	5,000	5,657
Palomar Pomerado Health California GO	0.000%	8/1/22 (14)	3,000	2,061
Palomar Pomerado Health System California
Revenue	5.375%	11/1/12 (14)	7,080	7,094
Pasadena CA Unified School District GO	5.000%	5/1/30	1,350	1,587
Pasadena CA Unified School District GO	5.000%	5/1/31	1,500	1,756
Pasadena CA Unified School District GO	5.000%	5/1/32	2,000	2,332
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project) VRDO	0.180%	9/4/12 LOC	2,515	2,515
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23 (ETM)	9,980	13,302
Port of Oakland CA Revenue	5.000%	11/1/20 (14)	4,825	5,386
Port of Oakland CA Revenue	5.000%	11/1/26 (14)	9,800	10,730
Poway CA Unified School District GO	4.000%	9/1/16	250	272
Poway CA Unified School District GO	0.000%	8/1/17	2,000	1,826
Poway CA Unified School District GO	4.000%	9/1/17	250	274
Poway CA Unified School District GO	0.000%	8/1/18	4,565	3,954
Poway CA Unified School District GO	4.000%	9/1/18	450	493

Poway CA Unified School District GO	0.000%	8/1/19	5,425	4,424
Poway CA Unified School District GO	5.000%	9/1/19	1,015	1,169
Poway CA Unified School District GO	0.000%	8/1/20	3,280	2,562
Poway CA Unified School District GO	5.000%	9/1/20	625	722
Poway CA Unified School District GO	5.000%	9/1/21	325	373
Poway CA Unified School District GO	5.000%	9/1/22	460	527
Poway CA Unified School District GO	5.000%	9/1/23	1,575	1,760
Poway CA Unified School District GO	5.000%	8/1/26	5,125	6,172
Poway CA Unified School District GO	5.000%	9/1/26	1,000	1,102
Poway CA Unified School District GO	0.000%	8/1/28	9,070	4,384
Poway CA Unified School District GO	5.000%	9/1/29	1,210	1,315
Poway CA Unified School District GO	5.000%	9/1/30	2,570	2,780
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/15 (2)	2,835	3,062
Rancho Cucamonga CA Redevelopment
Agency Tax Allocation Revenue (Rancho
Redevelopment Project)	5.000%	9/1/16 (2)	5,100	5,488
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/27	12,000	12,397
Riverside CA Electric Revenue	5.000%	10/1/24 (4)	1,000	1,142
Riverside CA Electric Revenue	5.000%	10/1/25 (4)	2,000	2,268
Riverside CA Electric Revenue	5.000%	10/1/26 (4)	2,500	2,822
Riverside CA Electric Revenue	5.000%	10/1/27 (4)	3,570	4,015
2 Riverside CA Electric Revenue TOB VRDO	0.190%	9/4/12	4,795	4,795
Riverside CA Electric Revenue VRDO	0.180%	9/7/12 LOC	12,200	12,200
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/25	1,555	1,748
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/26	1,615	1,801
Riverside CA Unified School District Financing
Authority Revenue	5.000%	9/1/27	1,710	1,905
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/15	3,000	3,315
Riverside County CA Asset Leasing Corp.
Leasehold Revenue (Riverside County
Hospital Project)	5.000%	6/1/19	3,660	4,285
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.150%	9/7/12	5,825	5,825
Rocklin CA Unified School District GO	0.000%	8/1/23 (14)	7,030	4,528
Rocklin CA Unified School District GO	0.000%	8/1/24 (14)	2,965	1,817
Roseville CA Electric System Revenue	5.000%	2/1/30	6,120	6,881
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/18	4,180	4,554
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/19	10,000	10,873
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	2,000	2,161
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/17	1,250	1,467
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/18	725	866
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/19	1,155	1,391

Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/20	1,250	1,540
Sacramento CA Cogeneration Authority
Revenue	5.250%	7/1/21	1,000	1,242
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/12 (Prere.)	4,395	4,452
Sacramento CA Financing Authority Lease
Revenue	5.000%	11/1/14 (14)	2,235	2,308
Sacramento CA Financing Authority Lease
Revenue	5.375%	12/1/14 (4)	1,630	1,650
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/19 (14)	12,860	14,045
Sacramento CA Financing Authority Lease
Revenue	5.000%	12/1/20 (14)	13,670	14,887
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/21 (14)	7,710	8,357
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	4,000	4,432
Sacramento CA Municipal Utility District
Revenue	5.250%	7/1/24 (2)	10,085	12,555
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24 (4)	7,550	8,728
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/24	2,660	3,289
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25 (4)	15,275	17,531
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/25	5,455	6,675
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/26 (4)	5,000	5,713
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/30	6,435	7,542
Sacramento CA Transportation Authority Sales
Tax Revenue	5.000%	10/1/21	2,300	2,897
Sacramento County CA Airport Revenue	5.000%	7/1/23 (4)	2,000	2,261
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	2,500	2,816
Sacramento County CA Airport Revenue	5.000%	7/1/24 (4)	1,785	2,023
Sacramento County CA Airport Revenue	5.000%	7/1/28	1,250	1,425
Sacramento County CA Airport Revenue	5.000%	7/1/30	3,615	4,087
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/21 (14)	1,850	2,121
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/22 (14)	5,495	6,290
Sacramento County CA Sanitation Districts
Financing Authority Revenue	5.000%	12/1/23 (14)	7,030	8,033
Sacramento County CA Water Financing
Authority Revenue (Agency Zones 40 & 41)	5.000%	6/1/13 (Prere.)	1,235	1,279
San Bernardino County CA Justice Center &
Airport COP	5.000%	7/1/14 (14)	5,585	5,832
San Bernardino County CA Medical Center COP	5.500%	8/1/17 (14)	3,540	3,733
San Bernardino County CA Medical Center COP	6.500%	8/1/17 (14)	3,800	4,077
San Bernardino County CA Medical Center COP	5.500%	8/1/22 (14)	8,940	10,270
San Bernardino County CA Transportation
Authority Revenue	5.000%	3/1/31	3,355	3,967
San Diego CA Community College District GO	5.000%	8/1/23	10,000	12,793
San Diego CA Community College District GO	5.000%	8/1/28	4,000	4,873
San Diego CA Community College District GO	5.000%	8/1/29	5,000	5,923

San Diego CA Community College District GO	5.000%	8/1/30	8,670	10,203
San Diego CA Community College District GO	5.000%	8/1/30	9,830	11,568
San Diego CA Community College District GO	5.000%	8/1/31	3,380	3,957
San Diego CA Community College District GO	5.000%	8/1/32	2,000	2,338
2 San Diego CA Community College District GO
TOB VRDO	0.180%	9/7/12	3,290	3,290
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/17	500	557
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	4.000%	9/1/18	3,260	3,641
San Diego CA Community Facilities District No.
1 (Miramar Ranch North) Special Tax
Revenue	5.000%	9/1/20	3,470	4,121
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/24	3,000	3,573
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	2,000	2,401
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/27	6,000	7,038
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/27	5,000	6,012
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	1,825	2,122
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/27	4,215	4,933
San Diego CA Public Facilities Financing
Authority Water Revenue	5.125%	8/1/28	5,000	5,895
San Diego CA Public Facilities Financing
Authority Water Revenue	5.250%	8/1/28	5,355	6,407
San Diego CA Public Facilities Financing
Authority Water Revenue	5.000%	8/1/32	4,190	4,900
San Diego CA Unified School District GO	0.000%	7/1/14 (14)	3,400	3,350
San Diego CA Unified School District GO	0.000%	7/1/18 (14)	9,500	8,195
San Diego CA Unified School District GO	5.500%	7/1/20 (4)	9,490	12,056
San Diego CA Unified School District GO	5.500%	7/1/22 (4)	12,790	16,569
San Diego CA Unified School District GO	5.500%	7/1/23 (4)	4,210	5,493
San Diego CA Unified School District GO	0.000%	7/1/26	8,425	4,577
San Diego CA Unified School District GO	5.500%	7/1/26 (4)	7,490	9,841
San Diego CA Unified School District GO	0.000%	7/1/27	8,500	4,361
San Diego CA Unified School District GO	0.000%	7/1/28	8,000	3,882
San Diego CA Unified School District GO	0.000%	7/1/29	3,250	1,492
San Diego CA Unified School District GO	0.000%	7/1/30	2,500	1,088
San Diego CA Unified School District GO	0.000%	7/1/30	9,985	4,345
San Diego County CA COP	5.000%	2/1/22 (2)	2,000	2,186
San Diego County CA COP VRDO	0.220%	9/7/12 LOC	14,970	14,970
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/25	9,000	10,459
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/26	3,000	3,450
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	3,000	3,396
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/23	4,285	4,926

San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/25	4,820	5,468
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.250%	2/1/26	1,140	1,303
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.000%	2/1/27	2,420	2,713
San Diego County CA Regional Building
Authority Lease Revenue (County Operations
Center & Annex Redevelopment Project)	5.500%	2/1/28	5,780	6,636
San Diego County CA Water Authority Financing
Agency Water Revenue	5.000%	5/1/27	2,000	2,382
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,000	5,870
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/15 (14)	6,215	6,968
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/16 (14)	7,880	9,144
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/21 (14)	6,725	8,520
San Diego County CA Water Authority Revenue
COP	5.250%	5/1/22 (14)	7,075	9,049
San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue	5.000%	7/1/23	9,560	11,526
San Francisco CA City & County GO	5.000%	6/15/21	7,450	9,400
San Francisco CA City & County GO	5.000%	6/15/22	2,595	3,271
San Francisco CA City & County GO	5.000%	6/15/23	4,000	5,000
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/20 (14)	5,000	6,180
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	6,009
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	5,000	5,932
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/24 (14)	10,000	11,146
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/25 (14)	2,000	2,229
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/26	22,000	25,812
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/27 (14)	13,075	14,685
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	7,500	8,826
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/30	5,940	6,831
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/12 (Prere.)	4,865	4,904
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/26	2,995	3,520
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/28	1,000	1,167
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	10,000	11,616
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	2,960	3,438

San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	11,000	13,022
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/29	6,530	7,800
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	2,705	3,131
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	10,335	12,198
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/31	5,730	6,791
San Francisco CA City & County Unified School
District GO	5.000%	6/15/31	7,965	9,183
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/26 (4)	15,500	7,547
San Joaquin County CA Delta Community
College District Election GO	0.000%	8/1/27 (4)	15,500	7,017
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/14 (14)	5,500	5,251
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/15 (14)	1,920	1,764
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/23 (ETM)	16,000	12,749
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	7,000	3,775
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/25 (ETM)	17,750	13,161
San Jose CA Airport Revenue	5.375%	3/1/13 (4)	4,945	4,965
San Jose CA Airport Revenue	5.375%	3/1/14 (4)	7,550	7,580
San Jose CA Airport Revenue	5.375%	3/1/15 (4)	7,950	7,980
San Jose CA Airport Revenue	5.000%	3/1/24 (2)	2,035	2,216
San Jose CA Airport Revenue	5.000%	3/1/25 (2)	3,385	3,669
San Jose CA Airport Revenue	5.000%	3/1/26 (2)	3,850	4,158
San Jose CA Financing Authority Lease
Revenue	5.000%	9/1/13 (14)	9,570	9,604
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/13 (14)	5,000	5,092
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/14 (14)	5,000	5,155
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/21	1,270	1,317
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23	1,140	1,159
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	16,360	16,530
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/25 (14)	11,505	11,599
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.125%	8/1/25	570	579
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/26	800	816
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/29	1,355	1,382
2 San Marcos CA Public Facilities Authority Tax
Allocation Revenue TOB VRDO	0.180%	9/4/12 LOC	9,250	9,250
San Marcos CA Unified School District GO	0.000%	8/1/30	2,000	845
San Marcos CA Unified School District GO	0.000%	8/1/31	2,000	799
San Marcos CA Unified School District GO	0.000%	8/1/32	2,500	946

San Mateo CA Union High School District GO	0.000%	9/1/13 (14)	1,715	1,708
San Mateo CA Union High School District GO	0.000%	9/1/14 (14)	1,500	1,480
San Mateo County CA Community College
District GO	5.375%	9/1/12 (Prere.)	1,300	1,300
San Mateo County CA Community College
District GO	0.000%	9/1/21 (14)	4,645	3,541
San Mateo County CA Community College
District GO	0.000%	9/1/22 (14)	5,675	4,067
San Mateo County CA Community College
District GO	0.000%	9/1/24 (14)	2,825	1,814
San Mateo County CA Community College
District GO	0.000%	9/1/25 (14)	4,000	2,432
San Mateo County CA Community College
District GO	5.000%	9/1/26	3,170	3,642
2 San Mateo County CA Community College
District GO TOB VRDO	0.170%	9/7/12	10,160	10,160
2 San Mateo County CA Community College
District GO TOB VRDO	0.200%	9/7/12	10,280	10,280
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	2,455	2,690
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,264
San Ramon Valley CA Unified School District
GO	4.000%	8/1/19	10,050	11,809
San Ramon Valley CA Unified School District
GO	4.000%	8/1/21	10,000	11,776
Santa Ana CA Community Redevelopment
Agency Tax Allocation Revenue (South Main
Street)	5.000%	9/1/18 (14)	2,685	2,736
Santa Clara CA Electric Revenue	5.250%	7/1/18 (14)	1,720	1,789
Santa Clara CA Electric Revenue	5.000%	7/1/30	1,000	1,140
Santa Clara CA Electric Revenue	5.250%	7/1/32	2,500	2,879
Santa Clara CA Unified School District GO	5.000%	7/1/28	3,775	4,425
Santa Clara CA Unified School District GO	5.000%	7/1/29	4,115	4,798
Santa Clara CA Unified School District GO	5.000%	7/1/30	4,405	5,106
Santa Clara CA Unified School District GO	5.000%	7/1/31	4,715	5,429
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/17	11,540	13,769
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/18	7,920	9,597
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/28	10,000	11,091
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue	5.000%	4/1/32 (2)	4,000	4,536
Santa Clara Valley CA Transportation Authority
Sales Tax Revenue VRDO	0.130%	9/7/12	5,415	5,415
Santa Clarita CA Community College District
GO	5.000%	8/1/32	5,450	6,353
Santa Monica CA Community College District
GO	0.000%	8/1/26	11,025	6,423
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28 (4)	11,095	5,276
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29	2,870	3,398
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30	3,055	3,591
Simi Valley CA Unified School District GO	0.000%	8/1/26 (4)	3,030	1,634
Simi Valley CA Unified School District GO	0.000%	8/1/27 (4)	2,900	1,475

Solano County CA COP	5.000%	11/1/17 (14)	4,110	4,779
Solano County CA COP	5.000%	11/1/18 (14)	3,810	4,355
Solano County CA COP	5.000%	11/1/19 (14)	3,995	4,527
Solano County CA COP	5.000%	11/1/20 (14)	4,195	4,711
Solano County CA COP	5.000%	11/1/21 (14)	4,405	4,906
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/21	1,750	2,177
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue	5.000%	3/1/22	3,000	3,765
South Orange County CA Public Financing
Authority Special Tax Revenue (Portola
Hills/Lomas Laguna)	5.250%	8/15/13 (2)	2,290	2,295
South San Francisco CA Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/31 (14)	13,255	13,745
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,652
Southern California Public Power Authority
Revenue	5.000%	7/1/29	5,000	5,792
Southern California Public Power Authority
Revenue	5.000%	7/1/30	10,750	12,386
Southern California Public Power Authority
Revenue (Canyon Power Project)	5.250%	7/1/27	6,950	8,249
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/28	3,500	4,084
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/29	2,500	2,903
Southern California Public Power Authority
Revenue (Linden Wind Energy Project)	5.000%	7/1/30	2,500	2,890
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/28	5,000	5,785
Southern California Public Power Authority
Revenue (Milford Wind Corridor Phase I
Project)	5.000%	7/1/29	5,000	5,760
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.000%	11/1/18	1,040	1,137
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/23	5,250	5,651
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,383
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/25	7,000	7,532
Southern California Public Power Authority
Revenue (Natural Gas Project)	5.250%	11/1/26	2,500	2,687
Southern California Public Power Authority
Revenue (San Juan Unit 3)	5.500%	1/1/13 (4)	3,500	3,561
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/23	5,000	5,828
2 Sweetwater CA Unified School District GO TOB
VRDO	0.190%	9/7/12 (13)	3,300	3,300
2 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.170%	9/7/12 LOC	2,000	2,000
Tulare County CA COP	5.000%	8/15/15 (14)	6,460	7,104
Turlock CA Irrigation District Revenue	5.000%	1/1/21	3,805	4,537
Turlock CA Irrigation District Revenue	5.000%	1/1/22	5,415	6,340
Turlock CA Irrigation District Revenue	5.000%	1/1/28	7,020	7,834
Turlock CA Irrigation District Revenue	5.000%	1/1/29	6,400	7,147

Turlock CA Irrigation District Revenue	5.000%	1/1/30	7,770	8,635
University of California Regents Medical Center
Revenue	5.000%	5/15/19 (14)	5,075	5,708
University of California Regents Medical Center
Revenue	5.000%	5/15/20 (14)	5,065	5,689
University of California Regents Medical Center
Revenue	5.000%	5/15/25	19,385	22,033
University of California Regents Medical Center
Revenue	5.000%	5/15/26	10,095	11,415
University of California Revenue	4.750%	5/15/13 (Prere.)	21,320	22,214
University of California Revenue	5.000%	5/15/15 (Prere.)	1,185	1,346
University of California Revenue	5.000%	5/15/15 (Prere.)	555	630
University of California Revenue	5.000%	5/15/15 (Prere.)	240	273
University of California Revenue	5.000%	5/15/17 (4)	19,435	21,859
University of California Revenue	5.000%	5/15/18 (4)	9,445	10,596
University of California Revenue	5.000%	5/15/19 (4)	4,035	4,521
University of California Revenue	5.000%	5/15/20 (4)	30,900	34,620
University of California Revenue	5.000%	5/15/21 (4)	14,915	16,710
University of California Revenue	5.000%	5/15/22	5,420	6,700
University of California Revenue	5.750%	5/15/25	3,000	3,715
University of California Revenue	5.000%	5/15/26 (14)	10,000	11,381
University of California Revenue	5.000%	5/15/27	10,900	13,025
University of California Revenue	5.000%	5/15/28	11,680	13,861
University of California Revenue	5.000%	5/15/32	14,020	16,547
2 University of California Revenue TOB VRDO	0.190%	9/4/12	32,995	32,995
2 University of California Revenue TOB VRDO	0.240%	9/7/12	7,299	7,299
Upland CA Community Facilities District No.
2003-2 Improvement Area No. 1 Special Tax
Revenue	5.000%	9/1/31	1,110	1,152
Ventura County CA Community College District
GO	5.000%	8/1/16 (14)	360	371
Ventura County CA Community College District
GO	5.000%	8/1/17 (14)	270	278
Ventura County CA Community College District
GO	5.000%	8/1/24	1,210	1,493
Ventura County CA Community College District
GO	5.000%	8/1/25	1,915	2,339
Ventura County CA Community College District
GO	5.000%	8/1/27	2,205	2,659
Ventura County CA Community College District
GO	0.000%	8/1/28	15,000	7,330
Vista CA Unified School District GO	5.375%	8/1/15 (4)	150	151
Vista CA Unified School District GO	5.375%	8/1/16 (4)	190	191
Vista CA Unified School District GO	5.375%	8/1/17 (4)	160	161
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	2,000	2,225
Washington Township CA Health Care District
Revenue	6.000%	7/1/29	1,000	1,136
West Basin CA Municipal Water District
Revenue	5.000%	8/1/22	2,000	2,490
West Basin CA Municipal Water District
Revenue	5.000%	8/1/23	1,500	1,831
West Contra Costa CA Unified School District
GO	6.000%	8/1/26	5,000	6,540
William S. Hart CA Union High School District
GO	5.000%	9/1/24	1,425	1,766
William S. Hart CA Union High School District
GO	5.000%	9/1/25	1,735	2,127

William S. Hart CA Union High School District
GO	5.000%	9/1/26	1,085	1,321
William S. Hart CA Union High School District
GO	5.000%	9/1/27	1,500	1,815
				6,521,286
Puerto Rico (0.2%)
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/13 (ETM)	660	689
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/21 (3)	5,000	5,504
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/23 (3)	1,585	1,753
Puerto Rico Municipal Finance Agency GO	5.000%	7/1/14 (11)	1,360	1,437
Puerto Rico Municipal Finance Agency GO	5.250%	7/1/16 (11)	1,400	1,536
				10,919
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/15	2,200	2,340

Total Tax-Exempt Municipal Bonds (Cost $6,079,004)				6,534,545
Other Assets and Liabilities-Net (-0.5%)				(32,359)
Net Assets (100%)				6,502,186

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2012.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2012, the aggregate value of these securities was $239,447,000, representing 3.7% of net assets.
3 Adjustable-rate security.
4 Securities with a value of $256,000 have been segregated as initial margin for open futures contracts.

California Intermediate-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

California Intermediate-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of August 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,534,545	—
Futures Contracts—Liabilities[1]	(6)	—	—
Total	(6)	6,534,545	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At August 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

California Intermediate-Term Tax-Exempt Fund

($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	December 2012	(192)	(25,674)	(6)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At August 31, 2012, the cost of investment securities for tax purposes was $6,083,432,000. Net unrealized appreciation of investment securities for tax purposes was $451,113,000, consisting of unrealized gains of $463,736,000 on securities that had risen in value since their purchase and $12,623,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: October 17, 2012

VANGUARD CALIFORNIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 17, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.